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                             AMERICAN GROWTH SERIES
                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of            Annuity Administrative Office
       New England Life Insurance Company                          P.O. Box 14594
              501 Boylston Street                             Des Moines, IA 50306-3594
          Boston, Massachusetts 02116
                 (800) 435-4117

    This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds of the Metropolitan Series Fund Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and the American Funds Insurance Series.

AMERICAN FUNDS INSURANCE SERIES

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

MET INVESTORS SERIES TRUST

BlackRock Large-Cap Core Portfolio
Harris Oakmark International Portfolio
Janus Forty Portfolio
Lazard Mid-Cap Portfolio
Legg Mason Partners Aggressive Growth Portfolio
Legg Mason Value Equity Portfolio
Lord Abbett Bond Debenture Portfolio
MFS(R) Research International Portfolio
Met/AIM Small Cap Growth Portfolio
Neuberger Berman Real Estate Portfolio
Oppenheimer Capital Appreciation Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
RCM Technology Portfolio
T. Rowe Price Mid-Cap Growth Portfolio

METROPOLITAN FUND

BlackRock Aggressive Growth Portfolio
BlackRock Bond Income Portfolio
BlackRock Diversified Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Legacy Large Cap Growth Portfolio
BlackRock Money Market Portfolio
BlackRock Strategic Value Portfolio
Davis Venture Value Portfolio
FI International Stock Portfolio
FI Large Cap Portfolio
FI Mid Cap Opportunities Portfolio
FI Value Leaders Portfolio
Franklin Templeton Small Cap Growth Portfolio
Harris Oakmark Focused Value Portfolio
Harris Oakmark Large Cap Value Portfolio
Jennison Growth Portfolio
Lehman Brothers(R) Aggregate Bond Index Portfolio
Loomis Sayles Small Cap Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
Morgan Stanley EAFE(R) Index Portfolio
Neuberger Berman Mid Cap Value Portfolio
Oppenheimer Global Equity Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond
Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

METROPOLITAN FUND -- ASSET ALLOCATION PORTFOLIOS

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Aggressive Allocation Portfolio

MET INVESTORS SERIES TRUST -- EXCHANGE TRADED FUNDS ("ETF") PORTFOLIOS

Cyclical Growth and Income ETF Portfolio
Cyclical Growth ETF Portfolio

    You may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

    Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

    You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 30, 2007. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-69 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 501 Boylston St., Boston, Massachusetts 02116, 1-800-777-5897 or visit our website at www.nef.com.

    NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE SEC MAINTAINS A WEB SITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

    WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                 APRIL 30, 2007

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS

                                                                  PAGE
                                                                  ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...........       A-4
HIGHLIGHTS..................................................       A-5
EXPENSE TABLE...............................................       A-7
HOW THE CONTRACT WORKS......................................      A-13
THE COMPANY.................................................      A-14
THE VARIABLE ACCOUNT........................................      A-14
INVESTMENTS OF THE VARIABLE ACCOUNT.........................      A-14
  Investment Advice.........................................      A-19
  Share Classes of the Eligible Funds.......................      A-21
  Substitution of Investments...............................      A-22
GUARANTEED OPTION...........................................      A-22
THE CONTRACTS...............................................      A-22
  Purchase Payments.........................................      A-22
  Ten Day Right to Review...................................      A-23
  Allocation of Purchase Payments...........................      A-23
  State Variations..........................................      A-24
  Contract Value and Accumulation Unit Value................      A-24
  Payment on Death Prior to Annuitization...................      A-24
     Beneficiary Continuation...............................      A-25
     Special Options for Spouse.............................      A-26
  Transfer Privilege........................................      A-26
  Dollar Cost Averaging.....................................      A-29
  Asset Rebalancing.........................................      A-29
  Surrenders................................................      A-30
  Systematic Withdrawals....................................      A-31
  Loan Provision for Certain Tax Benefited Retirement
     Plans..................................................      A-31
  Suspension of Payments....................................      A-32
  Ownership Rights..........................................      A-33
  Requests and Elections....................................      A-33
  Confirming Transactions...................................      A-34
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND
  OTHER DEDUCTIONS..........................................      A-34
  Administration Contract Charge............................      A-35
  Administration Asset Charge...............................      A-35
  Mortality and Expense Risk Charge.........................      A-35
  Contingent Deferred Sales Charge..........................      A-35
  Premium Tax Charge........................................      A-38
  Other Expenses............................................      A-38
ANNUITY PAYMENTS............................................      A-39
  Election of Annuity.......................................      A-39
  Annuity Options...........................................      A-39
  Amount of Variable Annuity Payments.......................      A-41
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS..............      A-41
FEDERAL INCOME TAX CONSIDERATIONS...........................      A-42
  Taxation of Non-Qualified Contracts.......................      A-43
  Taxation of Qualified Contracts...........................      A-45
  Possible Tax Law Changes..................................      A-48
VOTING RIGHTS...............................................      A-48
DISTRIBUTION OF THE CONTRACTS...............................      A-49

                                                                  PAGE
                                                                  ----
THE FIXED ACCOUNT...........................................      A-50
  Contract Value and Fixed Account Transactions.............      A-50
INVESTMENT PERFORMANCE INFORMATION..........................      A-51
  Yields....................................................      A-51
  Standard Return...........................................      A-51
  Non-Standard Return.......................................      A-51
  Other Performance.........................................      A-52
LEGAL PROCEEDINGS...........................................      A-52
FINANCIAL STATEMENTS........................................      A-52
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................      A-53
APPENDIX A: Consumer Tips...................................      A-63
APPENDIX B: Contingent Deferred Sales Charge................      A-64
APPENDIX C: Premium Tax.....................................      A-65
APPENDIX D: Exchanged Contracts.............................      A-66
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................      A-68

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A sub-account of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT.  The person on whose life the Contract is issued.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:

     The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your Sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

PURCHASE PAYMENTS:

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.")

OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs"), and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

     You may allocate purchase payments net of certain charges to the Sub-account or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to "market timing." (See "Transfer Privilege--Market Timing.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to "market timing" after (as well as before) annuitization. Special limits may apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

     We apply the following charges to your Contract:

     -- premium tax charge, in some states

     -- mortality and expense risk charge equal to an annual rate of 1.30%
       (1.55% for certain sub-accounts) of each sub-account's daily net assets

     -- administration asset charge equal to an annual rate of .10% of the Variable Account's daily net assets

     -- annual contract administration charge equal to the lesser of $30 and 2% of contract value

     -- a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions.

     Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.)

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

     Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full surrender.

SURRENDERS:

     Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

     A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

     In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

REPLACEMENT OF CONTRACTS

     Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your registered representative if purchasing a Contract would be advantageous, given the Contract's features, benefits and charges.

     You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........                None
          Contingent Deferred Sales Charge (as a percentage
           of each purchase payment)........................                  7%
                                                              declining annually
                                                                    see Note (1)
          Transfer Fee(2)...................................                  $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

    NUMBER OF
 COMPLETE YEARS
 FROM RECEIPT OF
PURCHASE PAYMENT   CHARGE
----------------   ------
        0            7%
        1            6%
        2            5%
        3            4%
        4            3%
        5            2%
        6            1%
7 and thereafter     0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).................   $30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the
  sub-accounts)

                                                              AMERICAN FUNDS BOND SUB-
                                                                      ACCOUNT,
                                                               AMERICAN FUNDS GROWTH
                                                            SUB-ACCOUNT, AMERICAN FUNDS
                                                           GROWTH-INCOME SUB-ACCOUNT AND
                                                               AMERICAN FUNDS GLOBAL          ALL OTHER
                                                          SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                          --------------------------------   ------------
          Mortality and Expense Risk Charge(2)..........               1.55%                    1.30%
          Administration Asset Charge...................               0.10%                     .10%
                                                                       -----                    -----
                    Total Variable Account Annual
                      Expenses..........................               1.65%                    1.40%

NOTES:

(1)  The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large-Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .38%     1.30%

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable contractual waiver or
reimbursement arrangement)..................................    .37%     1.30%

NOTE:

(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2008, as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2006, before and after any applicable contractual expense subsidy or expense deferral arrangement:

ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
AMERICAN FUNDS INSURANCE SERIES(3)
American Funds Bond Fund..................     .41%          .25%          .01%       .67%          0%          .67%
American Funds Global Small Capitalization
  Fund....................................     .72%          .25%          .05%      1.02%          0%         1.02%
American Funds Growth Fund................     .32%          .25%          .02%       .59%          0%          .59%
American Funds Growth-Income Fund.........     .27%          .25%          .01%       .53%          0%          .53%

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
MET INVESTORS SERIES TRUST(3)(4)
BlackRock Large-Cap Core
  Portfolio(5)(6)(7)......................     .63%          .25%          .22%      1.10%          0%         1.10%
Harris Oakmark International Portfolio....     .78%          .15%          .13%      1.06%          0%         1.06%
Janus Forty Portfolio(5)(7)...............     .65%          .25%          .06%       .96%          0%          .96%
Lazard Mid-Cap Portfolio..................     .70%          .25%          .06%      1.01%          0%         1.01%
Legg Mason Partners Aggressive Growth
  Portfolio(6)............................     .63%          .25%          .09%       .97%          0%          .97%
Legg Mason Value Equity Portfolio(8)......     .64%            0%          .08%       .72%          0%          .72%
Lord Abbett Bond Debenture Portfolio......     .50%          .25%          .04%       .79%          0%          .79%
MFS(R) Research International Portfolio...     .72%          .25%          .14%      1.11%          0%         1.11%
Met/AIM Small Cap Growth Portfolio(6).....     .87%          .25%          .06%      1.18%          0%         1.18%
Neuberger Berman Real Estate Portfolio....     .64%          .25%          .04%       .93%          0%          .93%
Oppenheimer Capital Appreciation
  Portfolio(6)............................     .57%          .25%          .05%       .87%          0%          .87%
PIMCO Inflation Protected Bond
  Portfolio...............................     .50%          .25%          .04%       .79%          0%          .79%
PIMCO Total Return Portfolio..............     .50%          .25%          .05%       .80%          0%          .80%
RCM Technology Portfolio(6)(9)............     .88%          .25%          .15%      1.28%          0%         1.28%
T. Rowe Price Mid-Cap Growth Portfolio....     .75%          .25%          .03%      1.03%          0%         1.03%

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
METROPOLITAN SERIES FUND, INC.
  "METROPOLITAN FUND"(3)(10)
BlackRock Aggressive Growth Portfolio.....     .72%          .25%          .06%      1.03%          0%         1.03%
BlackRock Bond Income Portfolio(11).......     .39%            0%          .07%       .46%        .01%          .45%
BlackRock Diversified Portfolio...........     .44%          .25%          .07%       .76%          0%          .76%
BlackRock Large Cap Value Portfolio(12)...     .70%          .15%          .11%       .96%          0%          .96%
BlackRock Legacy Large Cap Growth
  Portfolio...............................     .73%            0%          .07%       .80%          0%          .80%
BlackRock Money Market Portfolio(13)......     .34%            0%          .04%       .38%        .01%          .37%
BlackRock Strategic Value Portfolio.......     .82%            0%          .06%       .88%          0%          .88%
Davis Venture Value Portfolio.............     .71%            0%          .04%       .75%          0%          .75%
FI International Stock Portfolio..........     .85%            0%          .13%       .98%          0%          .98%
FI Large Cap Portfolio(25)................     .78%          .25%          .06%      1.09%          0%         1.09%
FI Mid Cap Opportunities Portfolio........     .68%          .25%          .06%       .99%          0%          .99%
FI Value Leaders Portfolio................     .64%            0%          .07%       .71%          0%          .71%
Franklin Templeton Small Cap Growth
  Portfolio(14)...........................     .90%          .25%          .15%      1.30%          0%         1.30%
Harris Oakmark Focused Value Portfolio....     .72%            0%          .05%       .77%          0%          .77%
Harris Oakmark Large Cap Value
  Portfolio...............................     .72%          .15%          .06%       .93%          0%          .93%
Jennison Growth Portfolio.................     .63%            0%          .05%       .68%          0%          .68%
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(15)...........................     .25%          .25%          .06%       .56%        .01%          .55%
Loomis Sayles Small Cap Portfolio(16).....     .90%            0%          .07%       .97%        .05%          .92%
MFS(R) Total Return Portfolio(25).........     .53%          .15%          .05%       .73%          0%          .73%
MetLife Mid Cap Stock Index
  Portfolio(17)(18).......................     .25%          .25%          .08%       .58%        .01%          .57%
MetLife Stock Index Portfolio(17).........     .25%          .25%          .05%       .55%        .01%          .54%
Morgan Stanley EAFE(R) Index
  Portfolio(19)(20).......................     .30%          .25%          .15%       .70%        .01%          .69%
Neuberger Berman Mid Cap Value
  Portfolio(25)...........................     .65%          .25%          .06%       .96%          0%          .96%
Oppenheimer Global Equity Portfolio.......     .53%          .25%          .09%       .87%          0%          .87%
Russell 2000(R) Index Portfolio(17)(20)...     .25%          .25%          .11%       .61%        .01%          .60%
T. Rowe Price Large Cap Growth
  Portfolio...............................     .60%          .25%          .08%       .93%          0%          .93%
T. Rowe Price Small Cap Growth
  Portfolio...............................     .51%          .25%          .07%       .83%          0%          .83%

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
Western Asset Management Strategic Bond
  Opportunities Portfolio.................     .63%            0%          .07%       .70%          0%          .70%
Western Asset Management U.S. Government
  Portfolio...............................     .50%            0%          .07%       .57%          0%          .57%

                                                                                                                 NET TOTAL
                                                                                                                  ANNUAL
                                                                                                                 PORTFOLIO
                                                                                                                 EXPENSES
                                                                                                                 INCLUDING
                                                                          GROSS     CONTRACTUAL    NET TOTAL     ESTIMATED
                                                  12B-1                   TOTAL       EXPENSE     CONTRACTUAL   EXPENSES OF
                                  MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL      UNDERLYING
                                     FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)   PORTFOLIOS
                                  ----------   ------------   --------   --------   -----------   -----------   -----------
METROPOLITAN FUND-ASSET
  ALLOCATION PORTFOLIOS(3)(10)
MetLife Conservative Allocation
  Portfolio(21)(22).............     .10%          .25%         .09%       .44%          .09%         .35%          .96%
MetLife Conservative to Moderate
  Allocation
  Portfolio(21)(22).............     .10%          .25%         .02%       .37%          .02%         .35%         1.00%
MetLife Moderate Allocation
  Portfolio(21)(22).............     .10%          .25%         .01%       .36%          .01%         .35%         1.05%
MetLife Moderate to Aggressive
  Allocation
  Portfolio(21)(22).............     .10%          .25%         .01%       .36%          .01%         .35%         1.10%
MetLife Aggressive Allocation
  Portfolio(21)(22).............     .10%          .25%         .07%       .42%          .07%         .35%         1.10%
MET INVESTORS SERIES TRUST-ETF
  PORTFOLIOS(3)(4)
Cyclical Growth and Income ETF
  Portfolio(23)(24).............     .45%          .25%         .11%       .81%          .01%         .80%         1.05%
Cyclical Growth ETF
  Portfolio(23)(24).............     .45%          .25%         .09%       .79%            0%         .79%         1.03%

NOTES:

(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.

(2) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.

(3) Our Affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund, including the Metropolitan Fund Asset Allocation Portfolios. Our Affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedule, as if fees had been in effect during the previous fiscal year.

(5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.

(6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

(7) This is a new share class for this Portfolio. Operating expenses are based on the expenses of the Class A shares of the Portfolio.

(8) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.

(9) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.04%.

(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.

(12) Other Expenses reflect the repayment of expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.

(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.

(14) Other Expenses reflect the repayment of expenses previously previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.03%.

(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.244%.

(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio by .05%.

(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.

(18) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

(19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.293%.

(20) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

(21) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear it's pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

(22) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10%, excluding 12b- fees.

(23) Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The weighted average of the total operating expenses of the Underlying ETFs or other investment companies, based upon the allocation of assets as of December 31, 2006, were: 0.25% for the Cyclical Growth and Income ETF Portfolio, and 0.24% for the Cyclical Growth ETF Portfolio. The total operating expenses of the Portfolio, including the weighted average of the total operating expenses of the Underlying ETFs or other investment companies as of December 31, 2006, before any applicable fee waivers and expense reimbursements, were 1.06% for the Cyclical Growth and Income ETF Portfolio, and 1.03% for the Cyclical Growth ETF Portfolio.

(24) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.55%, excluding 12b-1 fees.

(25) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:

                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Maximum..............................................   $925    $1,339    $1,762     $3,086
Minimum..............................................   $840    $1,076    $1,300     $2,163

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
Minimum...............................................   $280     $859     $1,462     $3,086
Maximum...............................................   $188     $582     $1,000     $2,163

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:

(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.072% has been used. (See Note (1) to the first table on p. A-8.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-53).

                             HOW THE CONTRACT WORKS

                                PURCHASE PAYMENT

- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines.

                              ADDITIONAL PAYMENTS

- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 88 (83 in New York).

- Minimum $250 with certain exceptions (see page A-22).

                                     LOANS

- Loans are available to participants of certain tax qualified pension plans (see page A-31).

                                   SURRENDERS

- Up to the greater of: 10% of the Contract Value at the beginning of the Contract Year; and the excess of the Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of surrender, can be withdrawn each year without incurring a Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.

- Surrenders may be taxable to the extent of gain.

- Prior to age 59 1/2 a 10% penalty tax may apply. (A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first two years.)

- Premium tax charge may apply.

                                 DEATH PROCEEDS

- Guaranteed not to be less than your total purchase payments adjusted for any prior surrenders or outstanding loans (and, where applicable, net of premium tax charges).

- Death proceeds may be taxable.

- Premium tax charge may apply.

                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.

- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial surrenders, loans and Contract charges.

- The Contract Value invested in the Eligible Funds is not guaranteed.

- Earnings in the contract are generally free of any current income taxes (see page A-42).
------

- You may change the allocation of future payments, within limits, at any time.

- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to the Fixed Account and to situations that involve "market timing.")
------

- Contract Value may not be allocated among more than ten Accounts (including the Fixed Account) at any time.
------

                              RETIREMENT BENEFITS

- Lifetime income options.

- Fixed and/or variable payout options.

- Retirement benefits may be taxable.

- Premium tax charge may apply.

                     DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct a mortality and expense risk charge of 1.30% (1.55% for certain sub-accounts) on an annualized basis from the Contract Value daily.
------
- We deduct an Administration Asset Charge of 0.10% on an annualized basis from the Contract Value daily.

- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.

                              ANNUAL CONTRACT FEE
------
- We deduct a $30 Administration Contract Charge from the Contract Value in the Variable Account on each anniversary while the Contract is in-force, other than under a Payment Option. (May be waived for certain large Contracts.) We deduct a pro rata portion on full surrender and at annuitization.

------                          SURRENDER CHARGE

- Consists of Contingent Deferred Sales Charge based on purchase payments made (see pages A-30 and A-35-38).

                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence (or, in certain states, at the earliest of: full or partial surrender; annuitization; or payment of the Death Proceeds due to the death of a Contract Owner or, if applicable, of the Annuitant).

                              ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may surrender the Contract at any time for its Contract Value, less any applicable Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.

- We may waive the Contingent Deferred Sales Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BOND FUND

     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.

     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

     AMERICAN FUNDS GROWTH FUND

     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.

     AMERICAN FUNDS GROWTH-INCOME FUND

     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.

     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO

     The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

     BLACKROCK BOND INCOME PORTFOLIO

     The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

     BLACKROCK DIVERSIFIED PORTFOLIO

     The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.

     BLACKROCK LARGE-CAP CORE PORTFOLIO (FORMERLY BLACKROCK LARGE CAP PORTFOLIO)

     The BlackRock Large-Cap Core Portfolio's investment objective is long-term growth of capital and income.

     BLACKROCK LARGE CAP VALUE PORTFOLIO

     The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.

     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.

     BLACKROCK MONEY MARKET PORTFOLIO

     The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

     During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

     BLACKROCK STRATEGIC VALUE PORTFOLIO

     The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.

     DAVIS VENTURE VALUE PORTFOLIO

     The Davis Venture Value Portfolio's investment objective is growth of capital.

     FI INTERNATIONAL STOCK PORTFOLIO

     The FI International Stock Portfolio's investment objective is long-term growth of capital.

     FI LARGE CAP PORTFOLIO

     The FI Large Cap Portfolio's investment objective is long-term growth of capital.

     FI MID CAP OPPORTUNITIES PORTFOLIO

     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.

     FI VALUE LEADERS PORTFOLIO

     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.

     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.

     HARRIS OAKMARK INTERNATIONAL PORTFOLIO

     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.

     JANUS FORTY PORTFOLIO

     The Janus Forty Portfolio's investment objective is capital appreciation.

     JENNISON GROWTH PORTFOLIO

     The Jennison Growth Portfolio's investment objective is long-term growth of capital.

     LAZARD MID-CAP PORTFOLIO

     The Lazard Mid-Cap Portfolio's investment objective is long-term growth of capital.

     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (FORMERLY LEGG MASON AGGRESSIVE GROWTH PORTFOLIO WHICH WAS FORMERLY JANUS AGGRESSIVE GROWTH PORTFOLIO)

     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is capital appreciation.

     LEGG MASON VALUE EQUITY PORTFOLIO

     The Legg Mason Value Equity Portfolio's investment objective is long-term growth of capital.

     LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO

     The Lehman Brothers(R) Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers(R) Aggregate Bond Index.

     LOOMIS SAYLES SMALL CAP PORTFOLIO

     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

     LORD ABBETT BOND DEBENTURE PORTFOLIO

     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

     The MFS(R) Research International Portfolio's investment objective is capital appreciation.

     MFS(R) TOTAL RETURN PORTFOLIO

     The MFS(R) Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.

     MET/AIM SMALL CAP GROWTH PORTFOLIO

     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

     METLIFE MID CAP STOCK INDEX PORTFOLIO

     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

     METLIFE STOCK INDEX PORTFOLIO

     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO

     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").

     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

     The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.

     NEUBERGER BERMAN REAL ESTATE PORTFOLIO

     The Neuberger Berman Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

     The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.

     OPPENHEIMER GLOBAL EQUITY PORTFOLIO

     The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.

     PIMCO INFLATION PROTECTED BOND PORTFOLIO

     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with the preservation of capital and prudent investment management.

     PIMCO TOTAL RETURN PORTFOLIO

     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

     RCM TECHNOLOGY PORTFOLIO (FORMERLY RCM GLOBAL TECHNOLOGY PORTFOLIO)

     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

     RUSSELL 2000(R) INDEX PORTFOLIO

     The Russell 2000(R) Index Portfolio's investment objective is to equal the return of the Russell 2000(R) Index.

     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.

     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.

     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.

     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.

                          ASSET ALLOCATION PORTFOLIOS

     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

     The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.

     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

     MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.

     METLIFE MODERATE ALLOCATION PORTFOLIO

     MetLife Moderate Allocation Portfolio's investment objective is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

     MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.

     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

     MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.

                        EXCHANGE TRADED FUNDS PORTFOLIOS

     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

     The Cyclical Growth and Income ETF Portfolio's investment objective is growth of capital and income.

     CYCLICAL GROWTH ETF PORTFOLIO

     The Cyclical Growth ETF Portfolio's investment objective is growth of capital.

INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Aggressive Growth................................    BlackRock Advisors, LLC(1)
BlackRock Bond Income......................................    BlackRock Advisors, LLC(1)
BlackRock Diversified......................................    BlackRock Advisors, LLC(1)
BlackRock Large Cap Value..................................    BlackRock Advisors, LLC(1)
BlackRock Legacy Large Cap Growth..........................    BlackRock Advisors, LLC(1)
BlackRock Money Market.....................................    BlackRock Advisors, LLC(1)
BlackRock Strategic Value..................................    BlackRock Advisors, LLC(1)
Davis Venture Value........................................    Davis Selected Advisers, L.P.(2)
FI International Stock.....................................    Fidelity Management & Research Company
FI Large Cap...............................................    Fidelity Management & Research Company
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company
FI Value Leaders...........................................    Fidelity Management & Research Company
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
Harris Oakmark Focused Value...............................    Harris Associates L.P.
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
Jennison Growth............................................    Jennison Associates LLC
Lehman Brothers(R) Aggregate Bond Index....................    MetLife Investment Advisors Company,
                                                               LLC(3)
Loomis Sayles Small Cap....................................    Loomis, Sayles & Company, L.P.
MFS(R) Total Return........................................    Massachusetts Financial Services Company
MetLife Mid Cap Stock Index................................    MetLife Investment Advisors Company,
                                                               LLC(3)
MetLife Stock Index........................................    MetLife Investment Advisors Company,
                                                               LLC(3)
Morgan Stanley EAFE(R) Index...............................    MetLife Investment Advisors Company,
                                                               LLC(3)
Neuberger Berman Mid Cap Value.............................    Neuberger Berman Management Inc.
Oppenheimer Global Equity..................................    OppenheimerFunds, Inc.
Russell 2000(R) Index......................................    MetLife Investment Advisors Company,
                                                               LLC(3)
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities......    Western Asset Management Company
Western Asset Management U.S. Government...................    Western Asset Management Company
MetLife Conservative Allocation(4).........................    N/A(4)
MetLife Conservative to Moderate Allocation(4).............    N/A(4)
MetLife Moderate Allocation(4).............................    N/A(4)
MetLife Moderate to Aggressive Allocation(4)...............    N/A(4)
MetLife Aggressive Allocation(4)...........................    N/A(4)

------------

(1)Effective September 28, 2006, BlackRock Advisors, LLC replaced BlackRock Advisors, Inc. as subadviser.

(2)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.

(3)Effective April 30, 2007, MetLife Investment Advisors Company, LLC replaced Metropolitan Life Insurance Company as subadviser.

(4)Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.

     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).

PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
BlackRock Large-Cap Core(1)................................    BlackRock Advisors, LLC
Harris Oakmark International...............................    Harris Associates L.P.
Janus Forty................................................    Janus Capital Management LLC
Lazard Mid-Cap.............................................    Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth(2)...................    ClearBridge Advisors, LLC(3)
Legg Mason Value Equity....................................    Legg Mason Capital Management, Inc.
Lord, Abbett Bond Debenture................................    Lord, Abbett & Co. LLC
MFS(R) Research International..............................    Massachusetts Financial Services Company
Met/AIM Small Cap Growth...................................    A I M Capital Management, Inc.
Neuberger Berman Real Estate...............................    Neuberger Berman Management Inc.
Oppenheimer Capital Appreciation...........................    OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond.............................    Pacific Investment Management Company
                                                               LLC
PIMCO Total Return.........................................    Pacific Investment Management Company
                                                               LLC
RCM Technology(4)..........................................    RCM Capital Management LLC
T. Rowe Price Mid-Cap Growth...............................    T. Rowe Price Associates, Inc.
Cyclical Growth and Income ETF.............................    Gallatin Asset Management, Inc.
Cyclical Growth ETF........................................    Gallatin Asset Management, Inc.

------------

(1)Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio of the Metropolitan Fund merged with and into BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

(2)Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(3)Effective October 1, 2006, ClearBridge Advisors, LLC replaced Janus Capital Management LLC as subadviser.

(4)Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio

     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond........................................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A
American Funds Growth-Income...............................    N/A

     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the

Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:

     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock Bond
        Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the BlackRock Aggressive Growth, BlackRock Diversified, FI Large Cap, FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Lehman Brothers(R) Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, Harris Oakmark Large Cap Value and BlackRock Large Cap Value Portfolios;

     -- For the Met Investors Series Trust, we offer Class B shares for all
        Portfolios except the Harris Oakmark International Portfolio which is Class E, and the Legg Mason Value Equity Portfolio, which is Class A; and

     -- For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.

                               GUARANTEED OPTION

     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

     We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.

ALLOCATION OF PURCHASE PAYMENTS

     You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other sub-accounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     The Contract's Death Proceeds at any time will be the greater of:

          (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

          (2) the minimum guaranteed death benefit.

     During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders. Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

          (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

          (2) the Contract Value on the date of recalculation.

The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

     For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.

EXAMPLE: Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.

          Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].

          Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.

     Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law.

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract

Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."

     Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)

     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap subaccounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.

     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin-Templeton Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Research International Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     Guaranteed Account. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

     -- Certain rules and limitations may apply to the purchase payments you can allocate.

     -- Amounts in a Guaranteed Account cannot be used as collateral for a loan.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     Contact your agent for more information.

ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

SURRENDERS

     Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:

     -- any applicable Contingent Deferred Sales Charge;

     -- a pro rata portion of the Administration Contract Charge (on a full surrender only);

     -- a premium tax charge (in certain states only); and

     -- any outstanding loan plus accrued interest (on a full surrender only).

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

     -- The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

     -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

     Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

     How to surrender.

     -- You must submit a request to our Annuity Administrative Office. (See
        "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

     -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

     -- We have to receive your surrender request in our Annuity Administrative
        Office prior to the Maturity Date or the Contract Owner's death.

     We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the sub-accounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

     If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

     The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

     Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

     We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

     When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

     Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

     You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

     Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS" -- Taxation of Qualified Contracts" in this prospectus.

     If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

     Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

     We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

     We will provide further information regarding loans upon request.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

     -- change the Beneficiary

     -- assign the Contract (subject to limitations)

     -- change the payment option

     -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing", requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

     -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -- Through your Registered Representative

     -- In writing to New England Life Insurance Company, c/o Annuity
        Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

     -- By fax (515) 457-4301

     -- For transfers or reallocation of future purchase payments, by Internet at www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

                       ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Administration Contract Charge

     -- Administration Asset Charge

     -- Mortality and Expense Risk Charge

     -- Contingent Deferred Sales Charge

     -- Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-8 through A-10.

ADMINISTRATION CONTRACT CHARGE

     The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

     The Administration Asset Charge is equal to an annual rate of .10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

     If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

     When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

     The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:

NUMBER OF COMPLETE
YEARS FROM RECEIPT
OF PURCHASE PAYMENT                         CHARGE
-------------------                         ------
     0....................................    7%
     1....................................    6%
     2....................................    5%
     3....................................    4%
     4....................................    3%
     5....................................    2%
     6....................................    1%
7 and thereafter..........................    0%

     In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

     In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

EXAMPLE: Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 1................      $12,500           $14,000         $4,000          $1,250          $4,000
Situation 2................      $11,000           $10,000         $    0          $1,100          $1,100

     We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

EXAMPLE: Assume that you make a $10,000 purchase payment into the Contract on 6/1/07 and you make another $10,000 purchase payment on 2/1/08. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 1: $7,000 partial
  surrender on 12/1/07.....      $22,000           $25,000         $5,000          $2,200          $5,000

     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/07 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.

                          HYPOTHETICAL CONTRACT VALUE

                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 2: $25,000
  surrender on 1/1/11......      $30,000           $33,000         $13,000         $3,000         $13,000

     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/07 and $2,000 of the $10,000 purchase payment that you made on 2/1/08. The Contingent Deferred Sales Charge that would apply is: 3% X $10,000 + 4% X $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.

     Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

     If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

    Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:

     -- After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

     -- On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than

        90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

     -- If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

     -- On minimum distributions required by tax law. We currently waive the Contingent Deferred Sales Charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

     We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.

     We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any sub-adviser to the Eligible Funds, and certain family members of the foregoing. If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we may credit the Contracts with an additional percentage of premium to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional premium to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by us or our affiliated companies.

PREMIUM TAX CHARGE

     Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date.

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

     We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these Federal tax rules

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     -- made on or after the taxpayer reaches age 59 1/2;

     -- made on or after the death of an Owner;

     -- attributable to the taxpayer's becoming disabled;

     -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

     -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.

     At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-24 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS, WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

     The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2007, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrange and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Loans. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(a) OR TSA PLANS UNDER SECTION 403(b), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(p) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.

     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year. We may also pay a commission when the Contract is annuitized. The amount of the commission payable upon annuitization will depend on several factors, including the number of years the Contract has been in force.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example stock options), training allowances, supplemental salary, payments based on a percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above. Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                               THE FIXED ACCOUNT

     The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 3.0% but may be lower in your state and therefore may be lower for certain contracts). (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a rate higher than 3%, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

     Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

     Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

     We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.

YIELDS

     The current yield of the State Street Research Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

     The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.

NON-STANDARD RETURN

     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

     We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

     You may find the financial statements of the Company and the Variable Account in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     Set forth below are accumulation unit values through December 31, 2006 for each Sub-Account of the New England Variable Annuity Separate Account.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account
  05/01/04* to 12/31/04.................................    33.567147       37.215656              1
  01/01/05 to 12/31/05..................................    37.215656       40.528355              3
  01/01/06 to 12/31/06..................................    40.528355       42.551290              3
BlackRock Bond Income Sub-Account
  04/19/95* to 12/31/95.................................     2.684861        3.018347             --
  01/01/96 to 12/31/96..................................     3.018347        3.113250             --
  01/01/97 to 12/31/97..................................     3.113250        3.404265             --
  01/01/98 to 12/31/98..................................     3.404265        3.660529          2,055
  01/01/99 to 12/31/99..................................     3.660529        3.592823         10,828
  01/01/00 to 12/31/00..................................     3.592823        3.831633         14,739
  01/01/01 to 12/31/01..................................     3.831633        4.110820         19,958
  01/01/02 to 12/31/02..................................     4.110820        4.396277         19,912
  01/01/03 to 12/31/03..................................     4.396277        4.588908         16,117
  01/01/04 to 12/31/04..................................     4.588908        4.725484         13,186
  01/01/05 to 12/31/05..................................     4.725484        4.772425         11,543
  01/01/06 to 12/31/06..................................     4.772425        4.913914          9,252
BlackRock Diversified Sub-Account
  05/01/04* to 12/31/04.................................    35.331647       38.120554              7
  01/01/05 to 12/31/05..................................    38.120554       38.651758              8
  01/01/06 to 12/31/06..................................    38.651758       42.021096              9
BlackRock Large-Cap Core Sub-Account(9) (formerly
  BlackRock Large Cap Sub-Account, and before that,
  BlackRock Investment Trust Portfolio) Sub-Account
  05/01/01* to 12/31/01.................................     7.438037        6.523987            194
  01/01/02 to 12/31/02..................................     6.523987        4.742371            293
  01/01/03 to 12/31/03..................................     4.742371        6.075046            292
  01/01/04 to 12/31/04..................................     6.075046        6.625220            265
  01/01/05 to 12/31/05..................................     6.625220        6.750063            220
  01/01/06 to 12/31/06..................................     6.750063        7.577311            177
BlackRock Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.000000        0.792409            201
  01/01/03 to 12/31/03..................................     0.792409        1.058093            743
  01/01/04 to 12/31/04..................................     1.058093        1.182333          1,200
  01/01/05 to 12/31/05..................................     1.182333        1.232291          1,125
  01/01/06 to 12/31/06..................................     1.232291        1.448572          1,257

------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/95* to 12/31/95.................................     1.091176        1.401562             --
  01/01/96 to 12/31/96..................................     1.401562        1.563978             --
  01/01/97 to 12/31/97..................................     1.563978        1.937505             --
  01/01/98 to 12/31/98..................................     1.937505        2.823513          4,586
  01/01/99 to 12/31/99..................................     2.823513        3.734589         35,476
  01/01/00 to 12/31/00..................................     3.734589        3.178881         64,981
  01/01/01 to 12/31/01..................................     3.178881        2.757580         64,873
  01/01/02 to 12/31/02..................................     2.757580        1.817138         52,142
  01/01/03 to 12/31/03..................................     1.817138        2.421756         44,305
  01/01/04 to 12/31/04..................................     2.421756        2.598485         37,765
  01/01/05 to 12/31/05..................................     2.598485        2.741932         30,881
  01/01/06 to 12/31/06..................................     2.741932        2.815594         24,947
BlackRock Money Market Sub-Account
  04/19/95* to 12/31/95.................................     1.824171        1.877438             --
  01/01/96 to 12/31/96..................................     1.877438        1.946086             --
  01/01/97 to 12/31/97..................................     1.946086        2.021482             --
  01/01/98 to 12/31/98..................................     2.021482        2.098320          3,737
  01/01/99 to 12/31/99..................................     2.098320        2.171899         21,356
  01/01/00 to 12/31/00..................................     2.171899        2.275063         23,796
  01/01/01 to 12/31/01..................................     2.275063        2.331985         34,100
  01/01/02 to 12/31/02..................................     2.331985        2.332168         31,377
  01/01/03 to 12/31/03..................................     2.332168        2.318287         19,901
  01/01/04 to 12/31/04..................................     2.318287        2.308499         13,139
  01/01/05 to 12/31/05..................................     2.308499        2.342362         10,767
  01/01/06 to 12/31/06..................................     2.342362        2.421031          9,479
BlackRock Strategic Value Sub-Account
  01/22/01* to 12/31/01.................................     1.233728        1.399874         16,044
  01/01/02 to 12/31/02..................................     1.399874        1.086108         21,052
  01/01/03 to 12/31/03..................................     1.086108        1.608012         21,923
  01/01/04 to 12/31/04..................................     1.608012        1.828885         21,043
  01/01/05 to 12/31/05..................................     1.828885        1.878440         17,739
  01/01/06 to 12/31/06..................................     1.878440        2.162288         14,030
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95.................................     1.071349        1.322415             --
  01/01/96 to 12/31/96..................................     1.322415        1.640833             --
  01/01/97 to 12/31/97..................................     1.640833        2.160040             --
  01/01/98 to 12/31/98..................................     2.160040        2.437055          4,389
  01/01/99 to 12/31/99..................................     2.437055        2.824171         33,707
  01/01/00 to 12/31/00..................................     2.824171        3.049260         62,769
  01/01/01 to 12/31/01..................................     3.049260        2.671524         69,236
  01/01/02 to 12/31/02..................................     2.671524        2.203059         59,451
  01/01/03 to 12/31/03..................................     2.203059        2.843065         52,463
  01/01/04 to 12/31/04..................................     2.843065        3.150202         47,447
  01/01/05 to 12/31/05..................................     3.150202        3.426424         41,613
  01/01/06 to 12/31/06..................................     3.426424        3.871576         34,223

------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
FI International Stock Sub-Account(5)
  (formerly Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95.................................     1.216847        1.261652             --
  01/01/96 to 12/31/96..................................     1.261652        1.327000             --
  01/01/97 to 12/31/97..................................     1.327000        1.291549             --
  01/01/98 to 12/31/98..................................     1.291549        1.366233          1,839
  01/01/99 to 12/31/99..................................     1.366233        1.678854         11,985
  01/01/00 to 12/31/00..................................     1.678854        1.486746         33,579
  01/01/01 to 12/31/01..................................     1.486746        1.164077         35,940
  01/01/02 to 12/31/02..................................     1.164077        0.947057         31,640
  01/01/03 to 12/31/03..................................     0.947057        1.195786         27,079
  01/01/04 to 12/31/04..................................     1.195786        1.393648         23,524
  01/01/05 to 12/31/05..................................     1.393648        1.621749         19,825
  01/01/06 to 12/31/06..................................     1.621749        1.862971         16,415
FI Large Cap Sub-Account
  05/01/2006* to 12/31/2006.............................    17.091180       17.290064              1
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01.................................     2.594089        1.548625          4,996
  01/01/02 to 12/31/02..................................     1.548625        1.081569          4,088
  01/01/03 to 12/31/03..................................     1.081569        1.432110          3,213
  01/01/04 to 12/31/04..................................     1.432110        1.649774          3,281
  01/01/05 to 12/31/05..................................     1.649774        1.735305          2,809
  01/01/06 to 12/31/06..................................     1.735305        1.909037          2,493
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02.................................     1.000000        0.810364             58
  01/01/03 to 12/31/03..................................     0.810364        1.135435            779
  01/01/04 to 04/30/04..................................     1.135435        1.125155            955
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95.................................     1.191883        1.483784             --
  01/01/96 to 12/31/96..................................     1.483784        1.727747             --
  01/01/97 to 12/31/97..................................     1.727747        2.274012             --
  01/01/98 to 12/31/98..................................     2.274012        2.790691          4,235
  01/01/99 to 12/31/99..................................     2.790691        3.009259         27,575
  01/01/00 to 12/31/00..................................     3.009259        2.814682         36,472
  01/01/01 to 12/31/01..................................     2.814682        2.388804         33,975
  01/01/02 to 12/31/02..................................     2.388804        1.897133         25,944
  01/01/03 to 12/31/03..................................     1.897133        2.374350         21,952
  01/01/04 to 12/31/04..................................     2.374350        2.662638         18,571
  01/01/05 to 12/31/05..................................     2.662638        2.906550         15,837
  01/01/06 to 12/31/06..................................     2.906550        3.208220         12,711

------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     1.000000        0.879708          2,544
  01/01/02 to 12/31/02..................................     0.879708        0.624213          3,560
  01/01/03 to 12/31/03..................................     0.624213        0.890094          4,407
  01/01/04 to 12/31/04..................................     0.890094        0.975527          3,986
  01/01/05 to 12/31/05..................................     0.975527        1.004244          3,426
  01/01/06 to 12/31/06..................................     1.004244        1.086578          2,817
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95.................................     1.200515        1.436949             --
  01/01/96 to 12/31/96..................................     1.436949        1.666295             --
  01/01/97 to 12/31/97..................................     1.666295        1.927771             --
  01/01/98 to 12/31/98..................................     1.927771        1.797180          1,480
  01/01/99 to 12/31/99..................................     1.797180        1.778414          6,534
  01/01/00 to 12/31/00..................................     1.778414        2.112113         12,974
  01/01/01 to 12/31/01..................................     2.112113        2.661135         27,260
  01/01/02 to 12/31/02..................................     2.661135        2.392241         28,648
  01/01/03 to 12/31/03..................................     2.392241        3.129369         27,596
  01/01/04 to 12/31/04..................................     3.129369        3.392259         25,281
  01/01/05 to 12/31/05..................................     3.392259        3.679117         22,038
  01/01/06 to 12/31/06..................................     3.679117        4.079937         17,220
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02.................................     1.059613        0.883774             28
  01/01/03 to 12/31/03..................................     0.883774        1.177828          1,735
  01/01/04 to 12/31/04..................................     1.177828        1.401690          3,988
  01/01/05 to 12/31/05..................................     1.401690        1.579557          5,834
  01/01/06 to 12/31/06..................................     1.579557        2.009147          6,239
Harris Oakmark Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.184038        0.971158            971
  01/01/03 to 12/31/03..................................     0.971158        1.200332          2,710
  01/01/04 to 12/31/04..................................     1.200332        1.317239          3,366
  01/01/05 to 12/31/05..................................     1.317239        1.278940          3,249
  01/01/06 to 12/31/06..................................     1.278940        1.487377          2,491
Jennison Growth Sub-Account(6)
  (formerly Met/Putnam Voyager Sub-Account)
  05/01/00* to 12/31/00.................................     1.000000        0.723242         14,013
  01/01/01 to 12/31/01..................................     0.723242        0.493305         24,115
  01/01/02 to 12/31/02..................................     0.493305        0.345800         20,078
  01/01/03 to 12/31/03..................................     0.345800        0.429335         16,954
  01/01/04 to 12/31/04..................................     0.429335        0.444439         14,855
  01/01/05 to 04/30/05..................................     0.444439        0.409004         13,940
Jennison Growth Sub-Account
  05/01/05* to 12/31/05.................................     0.410164        0.493718         11,862
  01/01/06 to 12/31/06..................................     0.493718        0.500291         10,627

------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Lazard Mid-Cap Sub-Account
  05/01/02* to 12/31/02.................................     1.139697        0.966588            236
  01/01/03 to 12/31/03..................................     0.966588        1.202639            924
  01/01/04 to 12/31/04..................................     1.202639        1.356668          1,247
  01/01/05 to 12/31/05..................................     1.356668        1.445673          1,127
  01/01/06 to 12/31/06..................................     1.445673        1.634840            987
Legg Mason Partners Aggressive Growth Sub-Account(8)(11)
  (formerly Legg Mason Aggressive Growth Sub-Account
     which was formerly Janus Aggressive Growth
     Sub-Account and, before that, Janus Growth
     Sub-Account)
  05/01/01* to 12/31/01.................................     1.000000        0.774690          1,526
  01/01/02 to 12/31/02..................................     0.774690        0.528474          2,459
  01/01/03 to 12/31/03..................................     0.528474        0.676949          2,772
  01/01/04 to 12/31/04..................................     0.676949        0.723856          2,154
  01/01/05 to 12/31/05..................................     0.723856        0.810729          1,969
  01/01/06 to 12/31/06..................................     0.810729        0.785591          2,029
Legg Mason Value Equity Sub-Account(2)
  (formerly MFS(R) Investors Trust Sub-Account and,
  before that, MFS(R) Research Managers Sub-Account)
  07/01/99* to 12/31/99.................................     1.058483        1.186801          3,133
  01/01/00 to 12/31/00..................................     1.186801        1.127801         27,930
  01/01/01 to 12/31/01..................................     1.127801        0.879018         25,931
  01/01/02 to 12/31/02..................................     0.879018        0.657745         20,614
  01/01/03 to 12/31/03..................................     0.657745        0.804929         17,364
  01/01/04 to 04/30/04..................................     0.804929        0.820243         16,639
Legg Mason Value Equity Sub-Account
  (formerly MFS(R) Investors Trust Sub-Account)(7)
  07/01/99* to 12/31/99.................................     1.025560        1.018894          3,629
  01/01/00 to 12/31/00..................................     1.018894        1.003305         11,237
  01/01/01 to 12/31/01..................................     1.003305        0.831666         14,716
  01/01/02 to 12/31/02..................................     0.831666        0.654341         12,644
  01/01/03 to 12/31/03..................................     0.654341        0.786220         11,517
  01/01/04 to 12/31/04..................................     0.786220        0.863409         25,236
  01/01/05 to 12/31/05..................................     0.863409        0.913333         21,232
  01/01/2006 to 12/31/2006..............................     0.913333        0.956062              3
Legg Mason Value Equity Sub-Account
  05/01/2006* to 12/31/2006.............................     0.951421        1.021357         17,094
  05/01/2006 to 12/31/2006..............................     0.951421        1.021357         17,464
Lehman Brothers(R) Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01.................................     1.075873        1.128870          8,293
  01/01/02 to 12/31/02..................................     1.128870        1.223843         12,899
  01/01/03 to 12/31/03..................................     1.223843        1.247632         12,423
  01/01/04 to 12/31/04..................................     1.247632        1.277533         10,899
  01/01/05 to 12/31/05..................................     1.277533        1.283163          9,652
  01/01/06 to 12/31/06..................................     1.283163        1.313620          7,749

------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95.................................     1.009980        1.218215             --
  01/01/96 to 12/31/96..................................     1.218215        1.569712             --
  01/01/97 to 12/31/97..................................     1.569712        1.932590             --
  01/01/98 to 12/31/98..................................     1.932590        1.873409          2,233
  01/01/99 to 12/31/99..................................     1.873409        2.433952         11,469
  01/01/00 to 12/31/00..................................     2.433952        2.526234         33,563
  01/01/01 to 12/31/01..................................     2.526234        2.271012         32,465
  01/01/02 to 12/31/02..................................     2.271012        1.756676         26,586
  01/01/03 to 12/31/03..................................     1.756676        2.363985         23,367
  01/01/04 to 12/31/04..................................     2.363985        2.713014         20,795
  01/01/05 to 12/31/05..................................     2.713014        2.860717         17,787
  01/01/06 to 12/31/06..................................     2.860717        3.291587         14,821
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01.................................     1.385968        1.370827          1,573
  01/01/02 to 12/31/02..................................     1.370827        1.344019          3,429
  01/01/03 to 12/31/03..................................     1.344019        1.579255          6,199
  01/01/04 to 12/31/04..................................     1.579255        1.684418          6,610
  01/01/05 to 12/31/05..................................     1.684418        1.685870          6,106
  01/01/06 to 12/31/06..................................     1.685870        1.814575          5,469
MFS(R) Research International Sub-Account
  05/01/01* to 12/31/01.................................     0.972176        0.847826            634
  01/01/02 to 12/31/02..................................     0.847826        0.737353          1,416
  01/01/03 to 12/31/03..................................     0.737353        0.960139          2,008
  01/01/04 to 12/31/04..................................     0.960139        1.131941          2,711
  01/01/05 to 12/31/05..................................     1.131941        1.299562          2,955
  01/01/06 to 12/31/06..................................     1.299562        1.621968          2,926
MFS(R) Total Return Sub-Account(1)
  (formerly Balanced Sub-Account)
  04/19/95* to 12/31/95.................................     1.073395        1.226569             --
  01/01/96 to 12/31/96..................................     1.226569        1.413947             --
  01/01/97 to 12/31/97..................................     1.413947        1.619885             --
  01/01/98 to 12/31/98..................................     1.619885        1.742881          4,075
  01/01/99 to 12/31/99..................................     1.742881        1.631646         21,661
  01/01/00 to 12/31/00..................................     1.631646        1.578230         27,155
  01/01/01 to 12/31/01..................................     1.578230        1.486939         30,533
  01/01/02 to 12/31/02..................................     1.486939        1.267704         25,819
  01/01/03 to 12/31/03..................................     1.267704        1.497025         22,345
  01/01/04 to 04/30/04..................................     1.497025        1.484675         22,170
  01/01/04 to 04/30/04..................................     1.497025        1.484675         22,170
MFS(R) Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04.................................    37.796838       41.125167            830
  01/01/05 to 12/31/05..................................    41.125167       41.752266            756
  01/01/06 to 12/31/06..................................    41.752266       46.129129            610

------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02.................................     1.122185        0.847295            338
  01/01/03 to 12/31/03..................................     0.847295        1.160250            589
  01/01/04 to 12/31/04..................................     1.160250        1.217670            632
  01/01/05 to 12/31/05..................................     1.217670        1.300044            474
  01/01/06 to 12/31/06..................................     1.300044        1.463841            374
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     1.048504        1.029834          2,498
  01/01/02 to 12/31/02..................................     1.029834        0.862080          3,847
  01/01/03 to 12/31/03..................................     0.862080        1.143806          3,963
  01/01/04 to 12/31/04..................................     1.143806        1.305167          3,906
  01/01/05 to 12/31/05..................................     1.305167        1.441790          3,514
  01/01/06 to 12/31/06..................................     1.441790        1.561502          3,029
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     3.886024        3.507534          2,487
  01/01/02 to 12/31/02..................................     3.507534        2.679940          3,307
  01/01/03 to 12/31/03..................................     2.679940        3.379282          3,488
  01/01/04 to 12/31/04..................................     3.379282        3.674694          3,499
  01/01/05 to 12/31/05..................................     3.674694        3.782314          2,915
  01/01/06 to 12/31/06..................................     3.782314        4.296293          2,535
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/01* to 12/31/01.................................     1.101046        0.851563          2,862
  01/01/02 to 12/31/02..................................     0.851563        0.698977          3,813
  01/01/03 to 12/31/03..................................     0.698977        0.945675          4,248
  01/01/04 to 12/31/04..................................     0.945675        1.112204          5,083
  01/01/05 to 12/31/05..................................     1.112204        1.238623          5,075
  01/01/06 to 12/31/06..................................     1.238623        1.532261          4,683
Neuberger Berman Mid Cap Value Sub-Account
  05/01/01* to 12/31/01.................................     1.540633        1.500755            880
  01/01/02 to 12/31/02..................................     1.500755        1.333183          1,921
  01/01/03 to 12/31/03..................................     1.333183        1.790083          2,791
  01/01/04 to 12/31/04..................................     1.790083        2.165131          3,999
  01/01/05 to 12/31/05..................................     2.165131        2.389785          4,649
  01/01/06 to 12/31/06..................................     2.389785        2.620536          4,302
Neuberger Berman Real Estate Sub-Account
  05/01/04* to 12/31/04.................................     9.998849       12.833645            157
  01/01/05 to 12/31/05..................................    12.833645       14.377160            303
  01/01/06 to 12/31/06..................................    14.337160       19.451786            362
Oppenheimer Capital Appreciation Sub-Account
  05/01/05* to 12/31/05.................................     7.947721        8.629752              9
  01/01/2006 to 12/31/2006..............................     8.629752        9.158221             45
Oppenheimer Global Equity Sub-Account
  05/01/04* to 12/31/04.................................    12.752804       14.710742             10
  01/01/05 to 12/31/05..................................    14.710742       16.824885             32
  01/01/06 to 12/31/06..................................    16.824885       19.304552             60

------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006* to 12/31/2006.............................    10.995472       11.102944             16
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01.................................     1.001001        1.053729          7,734
  01/01/02 to 12/31/02..................................     1.053729        1.135740         24,068
  01/01/03 to 12/31/03..................................     1.135740        1.168176         26,470
  01/01/04 to 12/31/04..................................     1.168176        1.209265         24,664
  01/01/05 to 12/31/05..................................     1.209265        1.219302         23,591
  01/01/06 to 12/31/06..................................     1.219302        1.256717         19,483
RCM Technology Sub-Account(10)
  (formerly RCM Global Technology) Sub-Account
  05/01/01* to 12/31/01.................................     0.822515        0.609384          2,482
  01/01/02 to 12/31/02..................................     0.609384        0.296057          2,096
  01/01/03 to 12/31/03..................................     0.296057        0.460016          4,496
  01/01/04 to 12/31/04..................................     0.460016        0.434043          3,604
  01/01/05 to 12/31/05..................................     0.434043        0.475175          2,783
  01/01/06 to 12/31/06..................................     0.475175        0.493639          2,592
Russell 2000(R) Index Sub-Account
  01/22/01* to 12/31/01.................................     1.201374        1.184491          3,277
  01/01/02 to 12/31/02..................................     1.184491        0.927196          3,913
  01/01/03 to 12/31/03..................................     0.927196        1.332270          4,506
  01/01/04 to 12/31/04..................................     1.332270        1.542319          4,835
  01/01/05 to 12/31/05..................................     1.542319        1.586342          4,497
  01/01/06 to 12/31/06..................................     1.586342        1.839366          3,814
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.116697        1.210073            279
  01/01/05 to 12/31/05..................................     1.210073        1.268802          1,030
  01/01/06 to 12/31/06..................................     1.268802        1.412393          1,114
T. Rowe Price Mid-Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     0.981054        0.823736          1,984
  01/01/02 to 12/31/02..................................     0.823736        0.454589          3,441
  01/01/03 to 12/31/03..................................     0.454589        0.612518          5,480
  01/01/04 to 12/31/04..................................     0.612518        0.711632          6,950
  01/01/05 to 12/31/05..................................     0.711632        0.804413          7,340
  01/01/06 to 12/31/06..................................     0.804413        0.842156          7,030
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.238152        1.320013             42
  01/01/05 to 12/31/05..................................     1.320013        1.441195            190
  01/01/06 to 12/31/06..................................     1.441195        1.472779            557

------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Western Asset Management Strategic Bond Opportunities
  Sub-Account
  04/19/95* to 12/31/95.................................     1.030925        1.158151             --
  01/01/96 to 12/31/96..................................     1.158151        1.305874             --
  01/01/97 to 12/31/97..................................     1.305874        1.430333             --
  01/01/98 to 12/31/98..................................     1.430333        1.439188          2,999
  01/01/99 to 12/31/99..................................     1.439188        1.439668         10,480
  01/01/00 to 12/31/00..................................     1.439668        1.522166         16,507
  01/01/01 to 12/31/01..................................     1.522166        1.603273         20,870
  01/01/02 to 12/31/02..................................     1.603273        1.732982         19,757
  01/01/03 to 12/31/03..................................     1.732982        1.924585         19,494
  01/01/04 to 12/31/04..................................     1.924585        2.023251         17,883
  01/01/05 to 12/31/05..................................     2.023251        2.051726         16,382
  01/01/06 to 12/31/06..................................     2.051726        2.125575         13,022
Western Asset Management U.S. Government Sub-Account
  04/19/95* to 12/31/95.................................     1.046628        1.138448             --
  01/01/96 to 12/31/96..................................     1.138448        1.159699             --
  01/01/97 to 12/31/97..................................     1.159699        1.240432             --
  01/01/98 to 12/31/98..................................     1.240432        1.316242          3,447
  01/01/99 to 12/31/99..................................     1.316242        1.300191         11,140
  01/01/00 to 12/31/00..................................     1.300191        1.416200         16,057
  01/01/01 to 12/31/01..................................     1.416200        1.490415         25,812
  01/01/02 to 12/31/02..................................     1.490415        1.586448         31,938
  01/01/03 to 12/31/03..................................     1.586448        1.590633         24,559
  01/01/04 to 12/31/04..................................     1.590633        1.615611         20,036
  01/01/05 to 12/31/05..................................     1.615611        1.620674         17,322
  01/01/06 to 12/31/06..................................     1.620674        1.664713         14,256
MetLife Conservative Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998849       10.299739             16
  01/01/06 to 12/31/06..................................    10.299739       10.856842             65
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998849       10.517665             34
  01/01/2006 to 12/31/2006..............................    10.517665       11.349099            147
MetLife Moderate Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998849       10.748464             81
  01/01/06 to 12/31/06..................................    10.748464       11.854319            267
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998849       10.974321             81
  01/01/06 to 12/31/06..................................    10.974321       12.360650            287
MetLife Aggressive Sub-Account
  05/01/05* to 12/31/05.................................     9.998849       11.150576              3
  01/01/06 to 12/31/06..................................    11.150576       12.717820             19
Cyclical Growth and Income ETF Sub-Account
  05/01/06 to 12/31/2006................................    10.513475       11.160973              5
Cyclical Growth ETF Sub-Account
  05/01/06 to 12/31/06..................................    10.704349       11.415778              2

------------
*Date on which the Sub-Account first became available.

                                                                  1.65% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/06 to 12/31/06..................................    14.495461       15.190349             51
American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01.................................     1.476716        1.342550            948
  01/01/02 to 12/31/02..................................     1.342550        1.068961          2,108
  01/01/03 to 12/31/03..................................     1.068961        1.614333          2,973
  01/01/04 to 12/31/04..................................     1.614333        1.919416          3,555
  01/01/05 to 12/31/05..................................     1.919416        2.366770          4,389
  01/01/06 to 12/31/06..................................     2.366770        2.888153          4,409
American Funds Growth-Income Sub-Account
  05/01/01* to 12/31/01.................................     8.470922        8.166745          1,354
  01/01/02 to 12/31/02..................................     8.166745        6.559432          2,467
  01/01/03 to 12/31/03..................................     6.559432        8.544391          3,314
  01/01/04 to 12/31/04..................................     8.544391        9.276103          3,723
  01/01/05 to 12/31/05..................................     9.276103        9.656906          3,563
  01/01/06 to 12/31/06..................................     9.656906       10.943498          2,958
American Funds Growth Sub-Account
  05/01/01* to 12/31/01.................................    12.927305       10.979737            948
  01/01/02 to 12/31/02..................................    10.979737        8.158775          1,815
  01/01/03 to 12/31/03..................................     8.158775       10.979316          2,857
  01/01/04 to 12/31/04..................................    10.979316       12.148754          3,327
  01/01/05 to 12/31/05..................................    12.148754       13.885527          3,330
  01/01/06 to 12/31/06..................................    13.885527       15.054513          2,820

------------
  *  Date on which the Sub-Account first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution.

 (6) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (7) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (8) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (9) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(10) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

(11) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

                                   APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

    Toll-free telephone service:    --  A recording of daily unit values is available by calling
                                        1-800-333-2501.

                                    --  Fund transfers and changes of future purchase payment
                                        allocations can be made by calling 1-800-435-4117.

    Written Communications:         --  All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders,
                                        maturities and any other processing matters relating to your
                                        Contract should be directed to:

                                          New England Life Insurance Company
                                          c/o Annuity Administrative Office
                                          P.O. Box 14594
                                          Des Moines, IA 50306-3594
                                          Fax: (515) 457-4301

                                   APPENDIX B

                        CONTINGENT DEFERRED SALES CHARGE

     The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

     As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                   CONTRACTS USED WITH TAX
JURISDICTION                                      QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                                      --------------------------   -------------------
California                                                   0.50%*                   2.35%
Florida                                                      1.00%                    1.00%
Maine                                                          --                     2.00%
Nevada                                                         --                     3.50%
South Dakota                                                   --                     1.25%
West Virginia                                                1.00%                    1.00%
Wyoming                                                        --                     1.00%

------------

* Contracts sold to Sec.408(a) IRA Trusts are taxed at 2.35%.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                              EXCHANGED CONTRACTS

     You may exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

     The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

     If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

     If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

 CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH
                              ACCUMULATOR CONTRACT

                                                        ASSET-BASED
                                                        (MORTALITY &
                                                        EXPENSE AND
                                                        ADMIN. ASSET   ADMINISTRATION
                                 CDSC                     CHARGE)      CONTRACT CHARGE          OTHER
                 ------------------------------------  --------------  ---------------  ---------------------
American Growth  7% of purchase payments; declining        1.40%       $30 (or 2% of    premium tax charge on
  Series (AGS)   to 0% after 7 years                     (1.65% for    total Contract   purchase payments in
                                                        certain Sub-   Value if less)   South Dakota is paid
                                                         accounts)     -- waiver may    by us and recovered
                                                                         apply          later

Fund I           --none on exchange                         .95%       3% of first $46  premium tax charge
                 --subsequent purchase payments                        2% of excess     taken from purchase
                   will have AGS's CDSC                                (amounts will    payments in South
                                                                       be lower for     Dakota
                                                                       single purchase  --Sales
                                                                       payment          Charge--maximum 6%
                                                                       contracts)

Preference       --none on exchange                        1.25%       $30              premium tax charge
                 --subsequent purchase payments        (mortality and  --no waiver      taken from purchase
                   will have AGS's CDSC                expense only;                    payments in South
                                                             no                         Dakota
                                                       Administration
                                                       Asset Charge)

Zenith           --none on exchange                        1.35%       $30              premium tax charge
  Accumulator    --will apply on subsequent              (1.60% for                     taken from purchase
                   withdrawal from AGS using the        certain Sub-                    payments in South
                   time table for Zenith                 accounts)                      Dakota
                   Accumulator
                 --10 year, 6.5% (of Contract
                   Value) declining CDSC if you
                   have a Zenith Accumulator
                   Contract
                 --subsequent purchase payments
                   will have AGS's CDSC

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                         FOR THE AMERICAN GROWTH SERIES

                                                                 PAGE
                                                                ------
THE COMPANY AND THE VARIABLE ACCOUNT........................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................      II-3
INVESTMENT ADVICE...........................................      II-3
DISTRIBUTION OF THE CONTRACTS...............................      II-5
CALCULATION OF PERFORMANCE DATA.............................      II-6
CALCULATION OF YIELDS.......................................      II-7
NET INVESTMENT FACTOR.......................................      II-8
ANNUITY PAYMENTS............................................      II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........     II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........     II-10
THE FIXED ACCOUNT...........................................     II-11
TAX STATUS OF THE CONTRACTS.................................     II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     II-12
LEGAL MATTERS...............................................     II-13
FINANCIAL STATEMENTS........................................         1

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:
                                   Name
      -------------------------             --------------------------------------
           Contract Number

                                   Address  --------------------------------------
      -------------------------
              Signature
                                            --------------------------------------
                                            Zip

                             AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117

                        SUPPLEMENT DATED APRIL 30, 2007
        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).

     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2007, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-777-5897 or visiting our website at www.nef.com.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs") and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........         None
          Contingent Deferred Sales Charge (as a percentage
           of each purchase payment)........................          7%
                                                                   declining
                                                                  annually --
                                                                 see Note (1)
          Transfer Fee(2)...................................          $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

    NUMBER OF COMPLETE YEARS
FROM RECEIPT OF PURCHASE PAYMENT                    CHARGE
--------------------------------                    ------
                0                                     7%
                1                                     6%
                2                                     5%
                3                                     4%
                4                                     3%
                5                                     2%
                6                                     1%
                7 and thereafter                      0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE

          Administration Contract Charge(1).................   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)

                                                          AMERICAN FUNDS BOND SUB-ACCOUNT
                                                               AMERICAN FUNDS GROWTH
                                                            SUB-ACCOUNT, AMERICAN FUNDS
                                                           GROWTH-INCOME SUB-ACCOUNT AND
                                                               AMERICAN FUNDS GLOBAL          ALL OTHER
                                                          SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                          --------------------------------   ------------
          Mortality and Expense Risk Charge(2)..........               1.55%                    1.30%
          Administration Asset Charge...................               0.10%                     .10%
                                                                       -----                    -----
                    Total Variable Account Annual
                      Expenses..........................               1.65%                    1.40%

NOTES:

(1)  The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .38%     1.30%

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable contractual waiver or
reimbursement arrangement)..................................    .37%     1.30%

NOTE:

(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2008, as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2006, before and after any applicable contractual expense subsidy or expense deferral arrangement:

ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
AMERICAN FUNDS INSURANCE SERIES(3)
American Funds Bond Fund..................     .41%          .25%          .01%       .67%          0%          .67%
American Funds Global Small Capitalization
  Fund....................................     .72%          .25%          .05%      1.02%          0%         1.02%
American Funds Growth Fund................     .32%          .25%          .02%       .59%          0%          .59%
American Funds Growth-Income Fund.........     .27%          .25%          .01%       .53%          0%          .53%

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
MET INVESTORS SERIES TRUST(3)(4)
BlackRock Large-Cap Core
  Portfolio(5)(6)(7)......................     .63%          .25%          .22%      1.10%          0%         1.10%
Harris Oakmark International Portfolio....     .78%          .15%          .13%      1.06%          0%         1.06%
Janus Forty Portfolio(5)(7)...............     .65%          .25%          .06%       .96%          0%          .96%
Lazard Mid-Cap Portfolio..................     .70%          .25%          .06%      1.01%          0%         1.01%
Legg Mason Partners Aggressive Growth
  Portfolio(6)............................     .63%          .25%          .09%       .97%          0%          .97%
Legg Mason Value Equity Portfolio(8)......     .64%            0%          .08%       .72%          0%          .72%
Lord Abbett Bond Debenture Portfolio......     .50%          .25%          .04%       .79%          0%          .79%
MFS(R) Research International Portfolio...     .72%          .25%          .14%      1.11%          0%         1.11%
Met/AIM Small Cap Growth Portfolio(6).....     .87%          .25%          .06%      1.18%          0%         1.18%
Neuberger Berman Real Estate Portfolio....     .64%          .25%          .04%       .93%          0%          .93%
Oppenheimer Capital Appreciation
  Portfolio(6)............................     .57%          .25%          .05%       .87%          0%          .87%
PIMCO Inflation Protected Bond
  Portfolio...............................     .50%          .25%          .04%       .79%          0%          .79%
PIMCO Total Return Portfolio..............     .50%          .25%          .05%       .80%          0%          .80%
RCM Technology Portfolio(6)(9)............     .88%          .25%          .15%      1.28%          0%         1.28%
T. Rowe Price Mid-Cap Growth Portfolio....     .75%          .25%          .03%      1.03%          0%         1.03%

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
METROPOLITAN SERIES FUND, INC.
  "METROPOLITAN FUND"(3)(10)
BlackRock Aggressive Growth Portfolio.....     .72%          .25%          .06%      1.03%          0%         1.03%
BlackRock Bond Income Portfolio(11).......     .39%            0%          .07%       .46%        .01%          .45%
BlackRock Diversified Portfolio...........     .44%          .25%          .07%       .76%          0%          .76%
BlackRock Large Cap Value Portfolio(12)...     .70%          .15%          .11%       .96%          0%          .96%
BlackRock Legacy Large Cap Growth
  Portfolio...............................     .73%            0%          .07%       .80%          0%          .80%
BlackRock Money Market Portfolio(13)......     .34%            0%          .04%       .38%        .01%          .37%
BlackRock Strategic Value Portfolio.......     .82%            0%          .06%       .88%          0%          .88%
Davis Venture Value Portfolio.............     .71%            0%          .04%       .75%          0%          .75%
FI International Stock Portfolio..........     .85%            0%          .13%       .98%          0%          .98%
FI Large Cap Portfolio(25)................     .78%          .25%          .06%      1.09%          0%         1.09%
FI Mid Cap Opportunities Portfolio........     .68%          .25%          .06%       .99%          0%          .99%
FI Value Leaders Portfolio................     .64%            0%          .07%       .71%          0%          .71%
Franklin Templeton Small Cap Growth
  Portfolio(14)...........................     .90%          .25%          .15%      1.30%          0%         1.30%
Harris Oakmark Focused Value Portfolio....     .72%            0%          .05%       .77%          0%          .77%
Harris Oakmark Large Cap Value
  Portfolio...............................     .72%          .15%          .06%       .93%          0%          .93%
Jennison Growth Portfolio.................     .63%            0%          .05%       .68%          0%          .68%
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(15)...........................     .25%          .25%          .06%       .56%        .01%          .55%
Loomis Sayles Small Cap Portfolio(16).....     .90%            0%          .07%       .97%        .05%          .92%
MFS(R) Total Return Portfolio(25).........     .53%          .15%          .05%       .73%          0%          .73%
MetLife Mid Cap Stock Index
  Portfolio(17)(18).......................     .25%          .25%          .08%       .58%        .01%          .57%
MetLife Stock Index Portfolio(17).........     .25%          .25%          .05%       .55%        .01%          .54%
Morgan Stanley EAFE(R) Index
  Portfolio(19)(20).......................     .30%          .25%          .15%       .70%        .01%          .69%
Neuberger Berman Mid Cap Value
  Portfolio(25)...........................     .65%          .25%          .06%       .96%          0%          .96%
Oppenheimer Global Equity Portfolio.......     .53%          .25%          .09%       .87%          0%          .87%
Russell 2000(R) Index Portfolio(17)(20)...     .25%          .25%          .11%       .61%        .01%          .60%
T. Rowe Price Large Cap Growth
  Portfolio...............................     .60%          .25%          .08%       .93%          0%          .93%
T. Rowe Price Small Cap Growth
  Portfolio...............................     .51%          .25%          .07%       .83%          0%          .83%

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
Western Asset Management Strategic Bond
  Opportunities Portfolio.................     .63%            0%          .07%       .70%          0%          .70%
Western Asset Management U.S. Government
  Portfolio...............................     .50%            0%          .07%       .57%          0%          .57%

                                                                                                                 NET TOTAL
                                                                                                                  ANNUAL
                                                                                                                 PORTFOLIO
                                                                                                                 EXPENSES
                                                                                                                 INCLUDING
                                                                          GROSS     CONTRACTUAL    NET TOTAL     ESTIMATED
                                                  12B-1                   TOTAL       EXPENSE     CONTRACTUAL   EXPENSES OF
                                  MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL      UNDERLYING
                                     FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)   PORTFOLIOS
                                  ----------   ------------   --------   --------   -----------   -----------   -----------
METROPOLITAN FUND-ASSET
  ALLOCATION PORTFOLIOS(3)(10)
MetLife Conservative Allocation
  Portfolio(21)(22).............     .10%          .25%         .09%       .44%          .09%         .35%          .96%
MetLife Conservative to Moderate
  Allocation
  Portfolio(21)(22).............     .10%          .25%         .02%       .37%          .02%         .35%         1.00%
MetLife Moderate Allocation
  Portfolio(21)(22).............     .10%          .25%         .01%       .36%          .01%         .35%         1.05%
MetLife Moderate to Aggressive
  Allocation
  Portfolio(21)(22).............     .10%          .25%         .01%       .36%          .01%         .35%         1.10%
MetLife Aggressive Allocation
  Portfolio(21)(22).............     .10%          .25%         .07%       .42%          .07%         .35%         1.10%

MET INVESTORS SERIES TRUST-ETF
  PORTFOLIOS(3)(4)
Cyclical Growth and Income ETF
  Portfolio(23)(24).............     .45%          .25%         .11%       .81%          .01%         .80%         1.05%
Cyclical Growth ETF
  Portfolio(23)(24).............     .45%          .25%         .09%       .79%            0%         .79%         1.03%

NOTES:

 (1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.

 (2) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.

 (3) Our Affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund, including the Metropolitan Fund Asset Allocation Portfolios. Our Affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

 (4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedule, as if fees had been in effect during the previous fiscal year.

 (5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.

 (6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

 (7) This is a new share class for this Portfolio. Operating expenses are based on the expenses of the Class A shares of the Portfolio.

 (8) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.

 (9) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.04%.

(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.

(12) Other Expenses reflect the repayment of expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.

(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.

(14) Other Expenses reflect the repayment of expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.03%.

(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.244%.

(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio by .05%.

(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.

(18) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

(19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.293%.

(20) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

(21) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear it's pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

(22) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10%, excluding 12b- fees.

(23) Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The weighted average of the total operating expenses of the Underlying ETFs or other investment companies, based upon the allocation of assets as of December 31, 2006, were: 0.25% for the Cyclical Growth and Income ETF Portfolio, and 0.24% for the Cyclical Growth ETF Portfolio. The total operating expenses of the Portfolio, including the weighted average of the total operating expenses of the Underlying ETFs or other investment companies as of December 31, 2006, before any applicable fee waivers and expense reimbursements, were:
     1.06% for the Cyclical Growth and Income ETF Portfolio, and 1.03% for the Cyclical Growth ETF Portfolio. See the prospectus for the portfolios for a description of the allocation targets for each portfolio.

(24) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.55%, excluding 12b-1 fees.

(25) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
(a) Maximum...........................................   $925    $1,339    $1,762     $3,086
(b) Minimum...........................................   $840    $1,076    $1,300     $2,163

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
(a) Maximum...........................................   $280    $  859    $1,462     $3,086
(b) Minimum...........................................   $188    $  582    $1,000     $2,163

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:

(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.072% has been used. (See Note (1) to the first table on p. A-3.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-34).

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BOND FUND

     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.

     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

     AMERICAN FUNDS GROWTH FUND

     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.

     AMERICAN FUNDS GROWTH-INCOME FUND

     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.

     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO

     The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

     BLACKROCK BOND INCOME PORTFOLIO

     The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

     BLACKROCK DIVERSIFIED PORTFOLIO

     The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.

     BLACKROCK LARGE-CAP CORE PORTFOLIO (FORMERLY BLACKROCK LARGE CAP PORTFOLIO)

     The BlackRock Large-Cap Core Portfolio's investment objective is long-term growth of capital and income.

     BLACKROCK LARGE CAP VALUE PORTFOLIO

     The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.

     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.

     BLACKROCK MONEY MARKET PORTFOLIO

     The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

     During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

     BLACKROCK STRATEGIC VALUE PORTFOLIO

     The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.

     DAVIS VENTURE VALUE PORTFOLIO

     The Davis Venture Value Portfolio's investment objective is growth of capital.

     FI INTERNATIONAL STOCK PORTFOLIO

     The FI International Stock Portfolio's investment objective is long-term growth of capital.

     FI LARGE CAP PORTFOLIO

     The FI Large Cap Portfolio's investment objective is long-term growth of capital.

     FI MID CAP OPPORTUNITIES PORTFOLIO

     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.

     FI VALUE LEADERS PORTFOLIO

     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.

     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.

     HARRIS OAKMARK INTERNATIONAL PORTFOLIO

     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.

     JANUS FORTY PORTFOLIO

     The Janus Forty Portfolio's investment objective is capital appreciation.

     JENNISON GROWTH PORTFOLIO

     The Jennison Growth Portfolio's investment objective is long-term growth of capital.

     LAZARD MID-CAP PORTFOLIO

     The Lazard Mid-Cap Portfolio's investment objective is long-term growth of capital.

     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (FORMERLY LEGG MASON AGGRESSIVE GROWTH PORTFOLIO WHICH WAS FORMERLY JANUS AGGRESSIVE GROWTH PORTFOLIO)

     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is capital appreciation.

     LEGG MASON VALUE EQUITY PORTFOLIO

     The Legg Mason Value Equity Portfolio's investment objective is long-term growth of capital.

     LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO

     The Lehman Brothers(R) Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers(R) Aggregate Bond Index.

     LOOMIS SAYLES SMALL CAP PORTFOLIO

     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

     LORD ABBETT BOND DEBENTURE PORTFOLIO

     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

     The MFS Research International Portfolio's investment objective is capital appreciation.

     MFS(R) TOTAL RETURN PORTFOLIO

     The MFS(R) Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.

     MET/AIM SMALL CAP GROWTH PORTFOLIO

     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

     METLIFE MID CAP STOCK INDEX PORTFOLIO

     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

     METLIFE STOCK INDEX PORTFOLIO

     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO

     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").

     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

     The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.

     NEUBERGER BERMAN REAL ESTATE PORTFOLIO

     The Neuberger Berman Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

     The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.

     OPPENHEIMER GLOBAL EQUITY PORTFOLIO

     The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.

     PIMCO INFLATION PROTECTED BOND PORTFOLIO

     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with the preservation of capital and prudent investment management.

     PIMCO TOTAL RETURN PORTFOLIO

     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

     RCM TECHNOLOGY PORTFOLIO (FORMERLY RCM GLOBAL TECHNOLOGY PORTFOLIO)

     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

     RUSSELL 2000(R) INDEX PORTFOLIO

     The Russell 2000(R) Index Portfolio's investment objective is to equal the return of the Russell 2000(R) Index.

     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.

     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.

     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.

     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.

                          ASSET ALLOCATION PORTFOLIOS

     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

     The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.

     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

     MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.

     METLIFE MODERATE ALLOCATION PORTFOLIO

     MetLife Moderate Allocation Portfolio's investment objective is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

     MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.

     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

     MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.

                        EXCHANGE TRADED FUNDS PORTFOLIOS

     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

     The Cyclical Growth and Income ETF Portfolio's investment objective is growth of capital and income.

     CYCLICAL GROWTH ETF PORTFOLIO

     The Cyclical Growth ETF Portfolio's investment objective is growth of capital.

INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Aggressive Growth................................    BlackRock Advisors, LLC(1)
BlackRock Bond Income......................................    BlackRock Advisors, LLC(1)
BlackRock Diversified......................................    BlackRock Advisors, LLC(1)
BlackRock Large Cap Value..................................    BlackRock Advisors, LLC(1)
BlackRock Legacy Large Cap Growth..........................    BlackRock Advisors, LLC(1)
BlackRock Money Market.....................................    BlackRock Advisors, LLC(1)
BlackRock Strategic Value..................................    BlackRock Advisors, LLC(1)
Davis Venture Value........................................    Davis Selected Advisers, L.P.(2)
FI International Stock.....................................    Fidelity Management & Research Company
FI Large Cap...............................................    Fidelity Management & Research Company
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company
FI Value Leaders...........................................    Fidelity Management & Research Company
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
Harris Oakmark Focused Value...............................    Harris Associates L.P.
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
Jennison Growth............................................    Jennison Associates LLC
Lehman Brothers(R) Aggregate Bond Index....................    MetLife Investment Advisors Company,
                                                               LLC(3)
Loomis Sayles Small Cap....................................    Loomis, Sayles & Company, L.P.
MFS(R) Total Return........................................    Massachusetts Financial Services Company
MetLife Mid Cap Stock Index................................    MetLife Investment Advisors Company,
                                                               LLC(3)
MetLife Stock Index........................................    MetLife Investment Advisors Company,
                                                               LLC(3)
Morgan Stanley EAFE(R) Index...............................    MetLife Investment Advisors Company,
                                                               LLC(3)
Neuberger Berman Mid Cap Value.............................    Neuberger Berman Management Inc.
Oppenheimer Global Equity..................................    OppenheimerFunds, Inc.
Russell 2000(R) Index......................................    MetLife Investment Advisors Company,
                                                               LLC(3)
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities......    Western Asset Management Company
Western Asset Management U.S. Government...................    Western Asset Management Company
MetLife Conservative Allocation(4).........................    N/A(4)
MetLife Conservative to Moderate Allocation(4).............    N/A(4)
MetLife Moderate Allocation(4).............................    N/A(4)
MetLife Moderate to Aggressive Allocation(4)...............    N/A(4)
MetLife Aggressive Allocation(4)...........................    N/A(4)

------------

(1)Effective September 28, 2006, BlackRock Advisors, LLC replaced BlackRock Advisors, Inc. as subadviser.

(2)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.

(3)Effective April 20, 2007, MetLife Investment Advisors Company, LLC replaced Metropolitan Life Insurance Company as subadviser.

(4)Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.

     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).

PORTFOLIO                                                   ADVISER (SUBADVISER)
---------                                                   --------------------
BlackRock Large-Cap Core(1).............................    BlackRock Advisors, LLC
Janus Forty.............................................    Janus Capital Management LLC
Harris Oakmark International............................    Harris Associates L.P.
Lazard Mid-Cap..........................................    Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth(2)................    ClearBridge Advisors, LLC(3)
Legg Mason Value Equity.................................    Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture..............................    Lord, Abbett & Co. LLC
MFS(R) Research International...........................    Massachusetts Financial Services Company
Met/AIM Small Cap Growth................................    A I M Capital Management, Inc.
Neuberger Berman Real Estate............................    Neuberger Berman Management Inc.
Oppenheimer Capital Appreciation........................    OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond..........................    Pacific Investment Management Company LLC
PIMCO Total Return......................................    Pacific Investment Management Company LLC
RCM Technology(4).......................................    RCM Capital Management LLC
T. Rowe Price Mid-Cap Growth............................    T. Rowe Price Associates, Inc.
Cyclical Growth and Income ETF..........................    Gallatin Asset Management, Inc.
Cyclical Growth ETF.....................................    Gallatin Asset Management, Inc.

------------

(1)Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio of the Metropolitan Fund merged with and into BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

(2)Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(3)Effective October 1, 2006, ClearBridge Advisors, LLC replaced Janus Capital Management LLC as subadviser.

(4)Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond........................................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A
American Funds Growth-Income...............................    N/A

     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:

     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock Bond Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the BlackRock Aggressive Growth, BlackRock Diversified, FI Large Cap, FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Lehman Brothers(R) Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index,
         T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, Harris Oakmark Large Cap Value and BlackRock Large Cap Value Portfolios;

     -- For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio which is Class E, and the Legg Mason Equity Portfolio, which is Class A; and

     --  For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                                 THE CONTRACTS

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

TRANSFER PRIVILEGE

     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap subaccounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.

     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., American Funds Global Small Capitalization Fund, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin-Templeton Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING

     Guaranteed Account. If you have selected an enhanced dollar cost averaging program, and if the selected day for a transfer from the guaranteed account to your selected subaccounts is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

SURRENDER AND LOAN PROCEEDS

     We will normally pay surrender and loan proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

SYSTEMATIC WITHDRAWALS

     If you have selected the Systematic Withdrawal feature and would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20(th) day of the month.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

      -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

      --   Through your Registered Representative

      -- In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

      --   By fax (515) 457-4301.

      -- For transfers or reallocation of future purchase payments, by Internet at http://www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these Federal tax rules

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations -- Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          --  made on or after the taxpayer reaches age 59 1/2;

          --  made on or after the death of an Owner;

          --  attributable to the taxpayer's becoming disabled;

          -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

          -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional

Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

     The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2007, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrange and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Loans. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN

CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE

GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares. (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.

     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year. We may also pay a commission when the Contract is annuitized. The amount of the commission payable upon annuitization will depend on several factors, including the number of years the Contract has been in force.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example stock options), training allowances, supplemental salary, payments based on percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

     Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash and non-cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                               THE FIXED ACCOUNT

     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 3.0% but may be lower in your state and therefore may be lower for certain contracts).

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     Set forth below are accumulation unit values through December 31, 2006 for each Sub-Account of the New England Variable Annuity Separate Account.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account
  05/01/04* to 12/31/04..................................    33.567147       37.215656              1
  01/01/05 to 12/31/05...................................    37.215656       40.528355              3
  01/01/06 to 12/31/06...................................    40.528355       42.551290              3
BlackRock Bond Income Sub-Account
  04/19/95* to 12/31/95..................................     2.684861        3.018347             --
  01/01/96 to 12/31/96...................................     3.018347        3.113250             --
  01/01/97 to 12/31/97...................................     3.113250        3.404265             --
  01/01/98 to 12/31/98...................................     3.404265        3.660529          2,055
  01/01/99 to 12/31/99...................................     3.660529        3.592823         10,828
  01/01/00 to 12/31/00...................................     3.592823        3.831633         14,739
  01/01/01 to 12/31/01...................................     3.831633        4.110820         19,958
  01/01/02 to 12/31/02...................................     4.110820        4.396277         19,912
  01/01/03 to 12/31/03...................................     4.396277        4.588908         16,117
  01/01/04 to 12/31/04...................................     4.588908        4.725484         13,186
  01/01/05 to 12/31/05...................................     4.725484        4.772425         11,543
  01/01/06 to 12/31/06...................................     4.772425        4.913914          9,252
BlackRock Diversified Sub-Account
  05/01/04* to 12/31/04..................................    35.331647       38.120554              7
  01/01/05 to 12/31/05...................................    38.120554       38.651758              8
  01/01/06 to 12/31/06...................................    38.651758       42.021096              9
BlackRock Large-Cap Core Sub-Account(9) (formerly
  BlackRock Large Cap Sub-Account and, before that,
  BlackRock Investment Trust
  Sub-Account)
  05/01/01* to 12/31/01..................................     7.438037        6.523987            194
  01/01/02 to 12/31/02...................................     6.523987        4.742371            293
  01/01/03 to 12/31/03...................................     4.742371        6.075046            292
  01/01/04 to 12/31/04...................................     6.075046        6.625220            265
  01/01/05 to 12/31/05...................................     6.625220        6.750063            220
  01/01/06 to 12/31/06...................................     6.750063        7.577311            177

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
BlackRock Large Cap Value Sub-Account
  05/01/02* to 12/31/02..................................     1.000000        0.792409            201
  01/01/03 to 12/31/03...................................     0.792409        1.058093            743
  01/01/04 to 12/31/04...................................     1.058093        1.182333          1,200
  01/01/05 to 12/31/05...................................     1.182333        1.232291          1,125
  01/01/06 to 12/31/06...................................     1.232291        1.448572          1,257
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/95* to 12/31/95..................................     1.091176        1.401562             --
  01/01/96 to 12/31/96...................................     1.401562        1.563978             --
  01/01/97 to 12/31/97...................................     1.563978        1.937505             --
  01/01/98 to 12/31/98...................................     1.937505        2.823513          4,586
  01/01/99 to 12/31/99...................................     2.823513        3.734589         35,476
  01/01/00 to 12/31/00...................................     3.734589        3.178881         64,981
  01/01/01 to 12/31/01...................................     3.178881        2.757580         64,873
  01/01/02 to 12/31/02...................................     2.757580        1.817138         52,142
  01/01/03 to 12/31/03...................................     1.817138        2.421756         44,305
  01/01/04 to 12/31/04...................................     2.421756        2.598485         37,765
  01/01/05 to 12/31/05...................................     2.598485        2.741932         30,881
  01/01/06 to 12/31/06...................................     2.741932        2.815594         24,947
BlackRock Money Market Sub-Account
  04/19/95* to 12/31/95..................................     1.824171        1.877438             --
  01/01/96 to 12/31/96...................................     1.877438        1.946086             --
  01/01/97 to 12/31/97...................................     1.946086        2.021482             --
  01/01/98 to 12/31/98...................................     2.021482        2.098320          3,737
  01/01/99 to 12/31/99...................................     2.098320        2.171899         21,356
  01/01/00 to 12/31/00...................................     2.171899        2.275063         23,796
  01/01/01 to 12/31/01...................................     2.275063        2.331985         34,100
  01/01/02 to 12/31/02...................................     2.331985        2.332168         31,377
  01/01/03 to 12/31/03...................................     2.332168        2.318287         19,901
  01/01/04 to 12/31/04...................................     2.318287        2.308499         13,139
  01/01/05 to 12/31/05...................................     2.308499        2.342362         10,767
  01/01/06 to 12/31/06...................................     2.342362        2.421031          9,479
BlackRock Strategic Value Sub-Account
  01/22/01* to 12/31/01..................................     1.233728        1.399874         16,044
  01/01/02 to 12/31/02...................................     1.399874        1.086108         21,052
  01/01/03 to 12/31/03...................................     1.086108        1.608012         21,923
  01/01/04 to 12/31/04...................................     1.608012        1.828885         21,043
  01/01/05 to 12/31/05...................................     1.828885        1.878440         17,739
  01/01/06 to 12/31/06...................................     1.878440        2.162288         14,030

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95..................................     1.071349        1.322415             --
  01/01/96 to 12/31/96...................................     1.322415        1.640833             --
  01/01/97 to 12/31/97...................................     1.640833        2.160040             --
  01/01/98 to 12/31/98...................................     2.160040        2.437055          4,389
  01/01/99 to 12/31/99...................................     2.437055        2.824171         33,707
  01/01/00 to 12/31/00...................................     2.824171        3.049260         62,769
  01/01/01 to 12/31/01...................................     3.049260        2.671524         69,236
  01/01/02 to 12/31/02...................................     2.671524        2.203059         59,451
  01/01/03 to 12/31/03...................................     2.203059        2.843065         52,463
  01/01/04 to 12/31/04...................................     2.843065        3.150202         47,447
  01/01/05 to 12/31/05...................................     3.150202        3.426424         41,613
  01/01/06 to 12/31/06...................................     3.426424        3.871576         34,223
FI International Stock Sub-Account(5)
  (formerly Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95..................................     1.216847        1.261652             --
  01/01/96 to 12/31/96...................................     1.261652        1.327000             --
  01/01/97 to 12/31/97...................................     1.327000        1.291549             --
  01/01/98 to 12/31/98...................................     1.291549        1.366233          1,839
  01/01/99 to 12/31/99...................................     1.366233        1.678854         11,985
  01/01/00 to 12/31/00...................................     1.678854        1.486746         33,579
  01/01/01 to 12/31/01...................................     1.486746        1.164077         35,940
  01/01/02 to 12/31/02...................................     1.164077        0.947057         31,640
  01/01/03 to 12/31/03...................................     0.947057        1.195786         27,079
  01/01/04 to 12/31/04...................................     1.195786        1.393648         23,524
  01/01/05 to 12/31/05...................................     1.393648        1.621749         19,825
  01/01/06 to 12/31/06...................................     1.621749        1.862971         16,415
FI Large Cap Sub-Account
  05/01/2006* to 12/31/2006..............................    17.091180       17.290064              1
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01..................................     2.039764        1.548625          4,996
  01/01/02 to 12/31/02...................................     1.548625        1.081569          4,088
  01/01/03 to 12/31/03...................................     1.081569        1.432110          3,213
  01/01/04 to 12/31/04...................................     1.432110        1.649774          3,281
  01/01/05 to 12/31/05...................................     1.649774        1.735305          2,809
  01/01/06 to 12/31/06...................................     1.735305        1.909037          2,493

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02..................................     1.000000        0.810364             58
  01/01/03 to 12/31/03...................................     0.810364        1.135435            779
  01/01/04 to 04/30/04...................................     1.135435        1.125155            955
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95..................................     1.191883        1.483784             --
  01/01/96 to 12/31/96...................................     1.483784        1.727747             --
  01/01/97 to 12/31/97...................................     1.727747        2.274012             --
  01/01/98 to 12/31/98...................................     2.274012        2.790691          4,235
  01/01/99 to 12/31/99...................................     2.790691        3.009259         27,575
  01/01/00 to 12/31/00...................................     3.009259        2.814682         36,472
  01/01/01 to 12/31/01...................................     2.814682        2.388804         33,975
  01/01/02 to 12/31/02...................................     2.388804        1.897133         25,944
  01/01/03 to 12/31/03...................................     1.897133        2.374350         21,952
  01/01/04 to 12/31/04...................................     2.374350        2.662638         18,571
  01/01/05 to 12/31/05...................................     2.662638        2.906550         15,837
  01/01/06 to 12/31/06...................................     2.906550        3.208220         12,711
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01..................................     1.000000        0.879708          2,544
  01/01/02 to 12/31/02...................................     0.879708        0.624213          3,560
  01/01/03 to 12/31/03...................................     0.624213        0.890094          4,407
  01/01/04 to 12/31/04...................................     0.890094        0.975527          3,986
  01/01/05 to 12/31/05...................................     0.975527        1.004244          3,426
  01/01/06 to 12/31/06...................................     1.004244        1.086578          2,817
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95..................................     1.200515        1.436949             --
  01/01/96 to 12/31/96...................................     1.436949        1.666295             --
  01/01/97 to 12/31/97...................................     1.666295        1.927771             --
  01/01/98 to 12/31/98...................................     1.927771        1.797180          1,480
  01/01/99 to 12/31/99...................................     1.797180        1.778414          6,534
  01/01/00 to 12/31/00...................................     1.778414        2.112113         12,974
  01/01/01 to 12/31/01...................................     2.112113        2.661135         27,260
  01/01/02 to 12/31/02...................................     2.661135        2.392241         28,648
  01/01/03 to 12/31/03...................................     2.392241        3.129369         27,596
  01/01/04 to 12/31/04...................................     3.129369        3.392259         25,281
  01/01/05 to 12/31/05...................................     3.392259        3.679117         22,038
  01/01/06 to 12/31/06...................................     3.679117        4.079937         17,220

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02..................................     1.059613        0.883774             28
  01/01/03 to 12/31/03...................................     0.883774        1.177828          1,735
  01/01/04 to 12/31/04...................................     1.177828        1.401690          3,988
  01/01/05 to 12/31/05...................................     1.401690        1.579557          5,834
  01/01/06 to 12/31/06...................................     1.579557        2.009147          6,239
Harris Oakmark Large Cap Value Sub-Account
  05/01/02* to 12/31/02..................................     1.184038        0.971158            971
  01/01/03 to 12/31/03...................................     0.971158        1.200332          2,710
  01/01/04 to 12/31/04...................................     1.200332        1.317239          3,366
  01/01/05 to 12/31/05...................................     1.317239        1.278940          3,249
  01/01/06 to 12/31/06...................................     1.278940        1.487377          2,491
Jennison Growth Sub-Account(6)
  (formerly Met/Putnam Voyager Sub-Account)
  05/01/00* to 12/31/00..................................     1.000000        0.723242         14,013
  01/01/01 to 12/31/01...................................     0.723242        0.493305         24,115
  01/01/02 to 12/31/02...................................     0.493305        0.345800         20,078
  01/01/03 to 12/31/03...................................     0.345800        0.429335         16,954
  01/01/04 to 12/31/04...................................     0.429335        0.444439         14,855
  01/01/05 to 04/30/05...................................     0.444439        0.409004         13,940
Jennison Growth Sub-Account
  05/01/05* to 12/31/05..................................     0.410164        0.493718         11,862
  01/01/06 to 12/31/06...................................     0.493718        0.500291         10,627
Lazard Mid-Cap Sub-Account
  05/01/02* to 12/31/02..................................     1.139697        0.966588            236
  01/01/03 to 12/31/03...................................     0.966588        1.202639            924
  01/01/04 to 12/31/04...................................     1.202639        1.356668          1,247
  01/01/05 to 12/31/05...................................     1.356668        1.445673          1,127
  01/01/06 to 12/31/06...................................     1.445673        1.634840            987
Legg Mason Partners Aggressive Growth Sub-Account(8)(11)
  (formerly Legg Mason Aggressive Growth Sub-Account
  which was formerly Janus Aggressive Growth Sub-Account,
  and, before that, Janus Growth Sub-Account)
  05/01/01* to 12/31/01..................................     1.000000        0.774690          1,526
  01/01/02 to 12/31/02...................................     0.774690        0.528474          2,459
  01/01/03 to 12/31/03...................................     0.528474        0.676949          2,772
  01/01/04 to 12/31/04...................................     0.676949        0.723856          2,154
  01/01/05 to 12/31/05...................................     0.723856        0.810729          1,969
  01/01/06 to 12/31/06...................................     0.810729        0.785591          2,029

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Legg Mason Value Equity Sub-Account(2)
  (formerly MFS Investors Trust Sub-Account and, before
  that, MFS Research Managers Sub-Account)
  07/01/99* to 12/31/99..................................     1.058483        1.186801          3,133
  01/01/00 to 12/31/00...................................     1.186801        1.127801         27,930
  01/01/01 to 12/31/01...................................     1.127801        0.879018         25,931
  01/01/02 to 12/31/02...................................     0.879018        0.657745         20,614
  01/01/03 to 12/31/03...................................     0.657745        0.804929         17,364
  01/01/04 to 4/30/04....................................     0.804929        0.820243         16,639
Legg Mason Value Equity Sub-Account
  05/01/2006* to 12/31/2006..............................     0.951421        1.021357         17,464
Legg Mason Value Equity Sub-Account(7)
  (formerly MFS Investors Trust Sub-Account)
  07/01/99* to 12/31/99..................................     1.025560        1.018894          3,629
  01/01/00 to 12/31/00...................................     1.018894        1.003305         11,237
  01/01/01 to 12/31/01...................................     1.003305        0.831666         14,716
  01/01/02 to 12/31/02...................................     0.831666        0.654341         12,644
  01/01/03 to 12/31/03...................................     0.654341        0.786220         11,517
  01/01/04 to 12/31/04...................................     0.786220        0.863409         25,236
  01/01/05 to 12/31/05...................................     0.863409        0.913333         21,232
  01/01/06 to 12/31/06...................................     0.913333        0.956062              3
Lehman Brothers(R) Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01..................................     1.075873        1.128870          8,293
  01/01/02 to 12/31/02...................................     1.128870        1.223843         12,899
  01/01/03 to 12/31/03...................................     1.223843        1.247632         12,423
  01/01/04 to 12/31/04...................................     1.247632        1.277533         10,899
  01/01/05 to 12/31/05...................................     1.277533        1.283163          9,652
  01/01/06 to 12/31/06...................................     1.283163        1.313620          7,749

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95..................................     1.009980        1.218215             --
  01/01/96 to 12/31/96...................................     1.218215        1.569712             --
  01/01/97 to 12/31/97...................................     1.569712        1.932590             --
  01/01/98 to 12/31/98...................................     1.932590        1.873409          2,233
  01/01/99 to 12/31/99...................................     1.873409        2.433952         11,469
  01/01/00 to 12/31/00...................................     2.433952        2.526234         33,563
  01/01/01 to 12/31/01...................................     2.526234        2.271012         32,465
  01/01/02 to 12/31/02...................................     2.271012        1.756676         26,586
  01/01/03 to 12/31/03...................................     1.756676        2.363985         23,367
  01/01/04 to 12/31/04...................................     2.363985        2.713014         20,795
  01/01/05 to 12/31/05...................................     2.713014        2.860717         17,787
  01/01/06 to 12/31/06...................................     2.860717        3.291587         14,821
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01..................................     1.385968        1.370827          1,573
  01/01/02 to 12/31/02...................................     1.370827        1.344019          3,429
  01/01/03 to 12/31/03...................................     1.344019        1.579255          6,199
  01/01/04 to 12/31/04...................................     1.519255        1.684418          6,610
  01/01/05 to 12/31/05...................................     1.684418        1.685870          6,106
  01/01/06 to 12/31/06...................................     1.685870        1.814575          5,469
MFS(R) Research International Sub-Account
  05/01/01* to 12/31/01..................................     0.972176        0.847826            634
  01/01/02 to 12/31/02...................................     0.847826        0.737353          1,416
  01/01/03 to 12/31/03...................................     0.737353        0.960139          2,008
  01/01/04 to 12/31/04...................................     0.960139        1.131941          2,711
  01/01/05 to 12/31/05...................................     1.131941        1.299562          2,955
  01/01/06 to 12/31/06...................................     1.299562        1.621968          2,926
MFS(R) Total Return Sub-Account(1)
  (formerly Balanced Sub-Account)
  04/19/95* to 12/31/95..................................     1.073395        1.226569             --
  01/01/96 to 12/31/96...................................     1.226569        1.413947             --
  01/01/97 to 12/31/97...................................     1.413947        1.619885             --
  01/01/98 to 12/31/98...................................     1.619885        1.742881          4,075
  01/01/99 to 12/31/99...................................     1.742881        1.631646         21,661
  01/01/00 to 12/31/00...................................     1.631646        1.578230         27,155
  01/01/01 to 12/31/01...................................     1.578230        1.486939         30,533
  01/01/02 to 12/31/02...................................     1.486939        1.267704         25,819
  01/01/03 to 12/31/03...................................     1.267704        1.497025         22,345
  01/01/04 to 4/30/04....................................     1.497025        1.484675         22,170

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
MFS(R) Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04..................................    37.796838       41.125167            830
  01/01/05 to 12/31/05...................................    41.125167       41.752266            756
  01/01/06 to 12/31/06...................................    41.752266       46.129129            610
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02..................................     1.122185        0.847295            338
  01/01/03 to 12/31/03...................................     0.847295        1.160250            589
  01/01/04 to 12/31/04...................................     1.160250        1.217670            632
  01/01/05 to 12/31/05...................................     1.217670        1.300044            474
  01/01/06 to 12/31/06...................................     1.300044        1.463841            374
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01..................................     1.048504        1.029834          2,498
  01/01/02 to 12/31/02...................................     1.029834        0.862080          3,847
  01/01/03 to 12/31/03...................................     0.862080        1.143806          3,963
  01/01/04 to 12/31/04...................................     1.143806        1.305167          3,906
  01/01/05 to 12/31/05...................................     1.305167        1.441790          3,514
  01/01/06 to 12/31/06...................................     1.441790        1.561502          3,029
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01..................................     3.886024        3.507534          2,487
  01/01/02 to 12/31/02...................................     3.507534        2.679940          3,307
  01/01/03 to 12/31/03...................................     2.679940        3.379282          3,488
  01/01/04 to 12/31/04...................................     3.379282        3.674694          3,499
  01/01/05 to 12/31/05...................................     3.674694        3.782314          2,915
  01/01/06 to 12/31/06...................................     3.782314        4.296293          2,535
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/01* to 12/31/01..................................     1.101046        0.851563          2,862
  01/01/02 to 12/31/02...................................     0.851563        0.698977          3,813
  01/01/03 to 12/31/03...................................     0.698977        0.945675          4,248
  01/01/04 to 12/31/04...................................     0.945675        1.112204          5,083
  01/01/05 to 12/31/05...................................     1.112204        1.238623          5,075
  01/01/06 to 12/31/06...................................     1.238623        1.532261          4,683
Neuberger Berman Mid Cap Value Sub-Account
  05/01/01* to 12/31/01..................................     1.540633        1.500755            880
  01/01/02 to 12/31/02...................................     1.500755        1.333183          1,921
  01/01/03 to 12/31/03...................................     1.333183        1.790083          2,791
  01/01/04 to 12/31/04...................................     1.790083        2.165131          3,999
  01/01/05 to 12/31/05...................................     2.165131        2.389785          4,649
  01/01/06 to 12/31/06...................................     2.389785        2.620536          4,302

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Neuberger Berman Real Estate Sub-Account
  05/01/04* to 12/31/04..................................     9.998849       12.833645            157
  01/01/05 to 12/31/05...................................    12.833645       14.337160            303
  01/01/06 to 12/31/06...................................    14.337160       19.451786            362
Oppenheimer Capital Appreciation Sub-Account
  05/01/05* to 12/31/05..................................     7.947721        8.629752              9
  01/01/06 to 12/31/06...................................     8.629752        9.158221             45
Oppenheimer Global Equity Sub-Account
  05/01/04* to 12/31/04..................................    12.752804       14.710742             10
  01/01/05 to 12/31/05...................................    14.710742       16.824885             32
  01/01/06 to 12/31/06...................................    16.824885       19.304552             60
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006* to 12/31/2006..............................    10.995472       11.102944             16
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01..................................     1.001001        1.053729          7,734
  01/01/02 to 12/31/02...................................     1.053729        1.135740         24,068
  01/01/03 to 12/31/03...................................     1.135740        1.168176         26,470
  01/01/04 to 12/31/04...................................     1.168176        1.209265         24,664
  01/01/05 to 12/31/05...................................     1.209265        1.219302         23,591
  01/01/06 to 12/31/06...................................     1.219302        1.256717         19,483
RCM Technology Sub-Account(10) (formerly RCM Global
  Technology Sub-Account)
  05/01/01* to 12/31/01..................................     0.822515        0.609384          2,482
  01/01/02 to 12/31/02...................................     0.609384        0.296057          2,096
  01/01/03 to 12/31/03...................................     0.296057        0.460016          4,496
  01/01/04 to 12/31/04...................................     0.460016        0.434043          3,604
  01/01/05 to 12/31/05...................................     0.434043        0.475175          2,783
  01/01/06 to 12/31/06...................................     0.475175        0.493639          2,592
Russell 2000(R) Index Sub-Account
  01/22/01* to 12/31/01..................................     1.201374        1.184491          3,277
  01/01/02 to 12/31/02...................................     1.184491        0.927196          3,913
  01/01/03 to 12/31/03...................................     0.927196        1.332270          4,506
  01/01/04 to 12/31/04...................................     1.332270        1.542319          4,835
  01/01/05 to 12/31/05...................................     1.542319        1.586342          4,497
  01/01/06 to 12/31/06...................................     1.586342        1.839366          3,814
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04..................................     1.116697        1.210073            279
  01/01/05 to 12/31/05...................................     1.210073        1.268802          1,030
  01/01/06 to 12/31/06...................................     1.268802        1.412393          1,114

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
T. Rowe Price Mid-Cap Growth Sub-Account
  05/01/01* to 12/31/01..................................     0.980536        0.823736          1,984
  01/01/02 to 12/31/02...................................     0.823736        0.454589          3,441
  01/01/03 to 12/31/03...................................     0.454589        0.612518          5,480
  01/01/04 to 12/31/04...................................     0.612518        0.711632          6,950
  01/01/05 to 12/31/05...................................     0.711632        0.804413          7,340
  01/01/06 to 12/31/06...................................     0.804413        0.842156          7,030
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04..................................     1.238152        1.320013             42
  01/01/05 to 12/31/05...................................     1.320013        1.441195            190
  01/01/06 to 12/31/06...................................     1.441195        1.472779            557
Western Asset Management Strategic Bond Opportunities Sub-Account
  04/19/95* to 12/31/95..................................     1.030925        1.158151             --
  01/01/96 to 12/31/96...................................     1.158151        1.305874             --
  01/01/97 to 12/31/97...................................     1.305874        1.430333             --
  01/01/98 to 12/31/98...................................     1.430333        1.439188          2,999
  01/01/99 to 12/31/99...................................     1.439188        1.439668         10,480
  01/01/00 to 12/31/00...................................     1.439668        1.522166         16,507
  01/01/01 to 12/31/01...................................     1.522166        1.603273         20,870
  01/01/02 to 12/31/02...................................     1.603273        1.732982         19,757
  01/01/03 to 12/31/03...................................     1.732982        1.924585         19,494
  01/01/04 to 12/31/04...................................     1.924585        2.023251         17,883
  01/01/05 to 12/31/05...................................     2.023251        2.051726         16,382
  01/01/06 to 12/31/06...................................     2.051726        2.125575         13,022
Western Asset Management U.S. Government Sub-Account
  04/19/95* to 12/31/95                                       1.046628        1.138448             --
  01/01/96 to 12/31/96...................................     1.138448        1.159699             --
  01/01/97 to 12/31/97...................................     1.159699        1.240432             --
  01/01/98 to 12/31/98...................................     1.240432        1.316242          3,447
  01/01/99 to 12/31/99...................................     1.316242        1.300191         11,140
  01/01/00 to 12/31/00...................................     1.300191        1.416200         16,057
  01/01/01 to 12/31/01...................................     1.416200        1.490415         25,812
  01/01/02 to 12/31/02...................................     1.490415        1.586448         31,938
  01/01/03 to 12/31/03...................................     1.586448        1.590633         24,559
  01/01/04 to 12/31/04...................................     1.590633        1.615611         20,036
  01/01/05 to 12/31/05...................................     1.615611        1.620674         17,322
  01/01/06 to 12/31/06...................................     1.620674        1.664713         14,256

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
MetLife Conservative Allocation Sub-Account
  05/01/05* to 12/31/05..................................     9.998849       10.299739             16
  01/01/06 to 12/31/06...................................    10.299739       10.856842             65
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/05* to 12/31/05..................................     9.998849       10.517665             34
  01/01/06 to 12/31/06...................................    10.517665       11.349099            147
MetLife Moderate Allocation Sub-Account
  05/01/05* to 12/31/05..................................     9.998849       10.748464             81
  01/01/06 to 12/31/06...................................    10.748464       11.854319            267
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/05* to 12/31/05..................................     9.998849       10.974321             81
  01/01/06 to 12/31/06...................................    10.974321       12.360650            287
MetLife Aggressive Sub-Account
  05/01/05* to 12/31/05..................................     9.998849       11.150576              3
  01/01/06 to 12/31/06...................................    11.150576       12.717820             19
Cyclical Growth and Income ETF Sub-Account
  05/01/2006* to 12/31/2006..............................    10.513475       11.160973              5
Cyclical Growth ETF Sub-Account
  05/01/2006* to 12/31/2006..............................    10.704349       11.415778              2
                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
American Funds Bond Sub-Account
  05/01/2006* to 12/31/2006..............................    14.495461       15.190349             51
American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01..................................     1.476716        1.342550            948
  01/01/02 to 12/31/02...................................     1.342550        1.068961          2,108
  01/01/03 to 12/31/03...................................     1.068961        1.614333          2,973
  01/01/04 to 12/31/04...................................     1.614333        1.919416          3,555
  01/01/05 to 12/31/05...................................     1.919416        2.366770          4,389
  01/01/06 to 12/31/06...................................     2.366770        2.888153          4,409

------------
* Date on which the Sub-Account first became available.

                                                                   1.40% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------------------
                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
American Funds Growth-Income Sub-Account
  05/01/01* to 12/31/01..................................     8.470922        8.166745          1,354
  01/01/02 to 12/31/02...................................     8.166745        6.559432          2,467
  01/01/03 to 12/31/03...................................     6.559432        8.544391          3,314
  01/01/04 to 12/31/04...................................     8.544391        9.276103          3,723
  01/01/05 to 12/31/05...................................     9.276103        9.656906          3,563
  01/01/06 to 12/31/06...................................     9.656906       10.943498          2,958
American Funds Growth Sub-Account
  05/01/01* to 12/31/01..................................    12.927310       10.979737            948
  01/01/02 to 12/31/02...................................    10.979737        8.158775          1,815
  01/01/03 to 12/31/03...................................     8.158775       10.979316          2,857
  01/01/04 to 12/31/04...................................    10.979316       12.148754          3,327
  01/01/05 to 12/31/05...................................    12.148754       13.885527          3,330
  01/01/06 to 12/31/06...................................    13.885527       15.054513          2,820

------------

 *  Date on which the Sub-Account first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution.

 (6) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (7) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (8) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (9) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(10) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

(11) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                    CONTRACTS USED
                                                  WITH TAX QUALIFIED   ALL OTHER
JURISDICTION                                       RETIREMENT PLANS    CONTRACTS
------------                                      ------------------   ---------
California                                               0.50%*          2.35%
Florida                                                  1.00%           1.00%
Maine                                                      --            2.00%
Nevada                                                     --            3.50%
South Dakota                                               --            1.25%
West Virginia                                            1.00%           1.00%
Wyoming                                                    --            1.00%

------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                           FOR AMERICAN GROWTH SERIES

                                                                 PAGE
                                                                ------
THE COMPANY AND THE VARIABLE ACCOUNT........................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................      II-3
INVESTMENT ADVICE...........................................      II-3
DISTRIBUTION OF THE CONTRACTS...............................      II-5
CALCULATION OF PERFORMANCE DATA.............................      II-6
CALCULATION OF YIELDS.......................................      II-7
NET INVESTMENT FACTOR.......................................      II-8
ANNUITY PAYMENTS............................................      II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........     II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........     II-10
THE FIXED ACCOUNT...........................................     II-11
TAX STATUS OF THE CONTRACTS.................................     II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     II-12
LEGAL MATTERS...............................................     II-13
FINANCIAL STATEMENTS........................................         1

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:
                                   Name
      -------------------------             --------------------------------------
      Contract Number
                                   Address  --------------------------------------
      -------------------------
      Signature                             --------------------------------------
                                            Zip

                           AMERICAN GROWTH SERIES - I

                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117

                        SUPPLEMENT DATED APRIL 30, 2007
        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).

     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2007, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-777-5897.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs") and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........          None

          Contingent Deferred Sales Charge
            (as a percentage of each purchase payment)......           7%
                                                              declining annually --
                                                                  see Note (1)

          Transfer Fee(2)...................................           $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

   NUMBER OF COMPLETE
 YEARS FROM RECEIPT OF
    PURCHASE PAYMENT      CHARGE
------------------------  ------
           0                7%
           1                6%
           2                5%
           3                4%
           4                3%
           5                2%
           6                1%
    7 and thereafter        0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).................   $30

VARIABLE ACCOUNT ANNUAL EXPENSES

     (as a percentage of average daily net assets in the subaccounts)

                                                                    AMERICAN FUNDS
                                                                  BOND SUB-ACCOUNT,
                                                                AMERICAN FUNDS GROWTH
                                                             SUB-ACCOUNT, AMERICAN FUNDS
                                                            GROWTH-INCOME SUB-ACCOUNT AND
                                                                AMERICAN FUNDS GLOBAL          ALL OTHER
                                                           SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                           --------------------------------   ------------
          Mortality and Expense Risk Charge(2)...........               1.50%                    1.25%
          Administration Asset Charge....................                .10%                     .10%
                                                                        -----                    -----
                    Total Variable Account Annual
                      Expenses...........................               1.60%                    1.35%

NOTES:

(1)  The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .38%     1.30%

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable contractual waiver or
reimbursement arrangement)..................................    .37%     1.30%

NOTE:

(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2008, as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2006, before and after any applicable contractual expense subsidy or expense deferral arrangement:

ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
AMERICAN FUNDS INSURANCE SERIES(3)
American Funds Bond Fund..................     .41%          .25%          .01%       .67%          0%          .67%
American Funds Global Small Capitalization
  Fund....................................     .72%          .25%          .05%      1.02%          0%         1.02%
American Funds Growth Fund................     .32%          .25%          .02%       .59%          0%          .59%
American Funds Growth-Income Fund.........     .27%          .25%          .01%       .53%          0%          .53%
MET INVESTORS SERIES TRUST(3)(4)
BlackRock Large-Cap Core
  Portfolio(5)(6)(7)......................     .63%          .25%          .22%      1.10%          0%         1.10%
Harris Oakmark International Portfolio....     .78%          .15%          .13%      1.06%          0%         1.06%
Janus Forty Portfolio(5)(7)...............     .65%          .25%          .06%       .96%          0%          .96%
Lazard Mid-Cap Portfolio..................     .70%          .25%          .06%      1.01%          0%         1.01%
Legg Mason Partners Aggressive Growth
  Portfolio(6)............................     .63%          .25%          .09%       .97%          0%          .97%
Legg Mason Value Equity Portfolio(8)......     .64%            0%          .08%       .72%          0%          .72%
Lord Abbett Bond Debenture Portfolio......     .50%          .25%          .04%       .79%          0%          .79%
MFS(R) Research International Portfolio...     .72%          .25%          .14%      1.11%          0%         1.11%
Met/AIM Small Cap Growth Portfolio(6).....     .87%          .25%          .06%      1.18%          0%         1.18%
Neuberger Berman Real Estate Portfolio....     .64%          .25%          .04%       .93%          0%          .93%
Oppenheimer Capital Appreciation
  Portfolio(6)............................     .57%          .25%          .05%       .87%          0%          .87%
PIMCO Inflation Protected Bond
  Portfolio...............................     .50%          .25%          .04%       .79%          0%          .79%
PIMCO Total Return Portfolio..............     .50%          .25%          .05%       .80%          0%          .80%
RCM Technology Portfolio(6)(9)............     .88%          .25%          .15%      1.28%          0%         1.28%
T. Rowe Price Mid-Cap Growth Portfolio....     .75%          .25%          .03%      1.03%          0%         1.03%

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
METROPOLITAN SERIES FUND, INC.
  "METROPOLITAN FUND"(3)(10)
BlackRock Aggressive Growth Portfolio.....     .72%          .25%          .06%      1.03%          0%         1.03%
BlackRock Bond Income Portfolio(11).......     .39%            0%          .07%       .46%        .01%          .45%
BlackRock Diversified Portfolio...........     .44%          .25%          .07%       .76%          0%          .76%
BlackRock Large Cap Value Portfolio(12)...     .70%          .15%          .11%       .96%          0%          .96%
BlackRock Legacy Large Cap Growth
  Portfolio...............................     .73%            0%          .07%       .80%          0%          .80%
BlackRock Money Market Portfolio(13)......     .34%            0%          .04%       .38%        .01%          .37%
BlackRock Strategic Value Portfolio.......     .82%            0%          .06%       .88%          0%          .88%
Davis Venture Value Portfolio.............     .71%            0%          .04%       .75%          0%          .75%
FI International Stock Portfolio..........     .85%            0%          .13%       .98%          0%          .98%
FI Large Cap Portfolio(25)................     .78%          .25%          .06%      1.09%          0%         1.09%
FI Mid Cap Opportunities Portfolio........     .68%          .25%          .06%       .99%          0%          .99%
FI Value Leaders Portfolio................     .64%            0%          .07%       .71%          0%          .71%
Franklin Templeton Small Cap Growth
  Portfolio(14)...........................     .90%          .25%          .15%      1.30%          0%         1.30%
Harris Oakmark Focused Value Portfolio....     .72%            0%          .05%       .77%          0%          .77%
Harris Oakmark Large Cap Value
  Portfolio...............................     .72%          .15%          .06%       .93%          0%          .93%
Jennison Growth Portfolio.................     .63%            0%          .05%       .68%          0%          .68%
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(15)...........................     .25%          .25%          .06%       .56%        .01%          .55%
Loomis Sayles Small Cap Portfolio(16).....     .90%            0%          .07%       .97%        .05%          .92%
MFS(R) Total Return Portfolio(25).........     .53%          .15%          .05%       .73%          0%          .73%

                                                                                    GROSS     CONTRACTUAL
                                                            12B-1                   TOTAL      EXPENSES      NET TOTAL
                                            MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                               FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                            ----------   ------------   --------   --------   -----------   -----------
MetLife Mid Cap Stock Index
  Portfolio(17)(18).......................     .25%          .25%          .08%       .58%        .01%          .57%
MetLife Stock Index Portfolio(17).........     .25%          .25%          .05%       .55%        .01%          .54%
Morgan Stanley EAFE(R) Index
  Portfolio(19)(20).......................     .30%          .25%          .15%       .70%        .01%          .69%
Neuberger Berman Mid Cap Value
  Portfolio...............................     .65%          .25%          .06%       .96%          0%          .96%
Oppenheimer Global Equity Portfolio.......     .53%          .25%          .09%       .87%          0%          .87%
Russell 2000(R) Index Portfolio(17)(20)...     .25%          .25%          .11%       .61%        .01%          .60%
T. Rowe Price Large Cap Growth
  Portfolio...............................     .60%          .25%          .08%       .93%          0%          .93%
T. Rowe Price Small Cap Growth
  Portfolio...............................     .51%          .25%          .07%       .83%          0%          .83%
Western Asset Management Strategic Bond
  Opportunities Portfolio.................     .63%            0%          .07%       .70%          0%          .70%
Western Asset Management U.S. Government
  Portfolio...............................     .50%            0%          .07%       .57%          0%          .57%

                                                                                                                 NET TOTAL
                                                                                                                  ANNUAL
                                                                                                                 PORTFOLIO
                                                                                                                 EXPENSES
                                                                                                                 INCLUDING
                                                                          GROSS     CONTRACTUAL    NET TOTAL     ESTIMATED
                                                  12B-1                   TOTAL       EXPENSE     CONTRACTUAL   EXPENSES OF
                                  MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL      UNDERLYING
                                     FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)   PORTFOLIOS
                                  ----------   ------------   --------   --------   -----------   -----------   -----------
METROPOLITAN FUND-ASSET
  ALLOCATION PORTFOLIOS(3)(10)
MetLife Conservative Allocation
  Portfolio(21)(22).............     .10%          .25%         .09%       .44%          .09%         .35%          .96%
MetLife Conservative to Moderate
  Allocation
  Portfolio(21)(22).............     .10%          .25%         .02%       .37%          .02%         .35%         1.00%
MetLife Moderate Allocation
  Portfolio(21)(22).............     .10%          .25%         .01%       .36%          .01%         .35%         1.05%
MetLife Moderate to Aggressive
  Allocation
  Portfolio(21)(22).............     .10%          .25%         .01%       .36%          .01%         .35%         1.10%
MetLife Aggressive Allocation
  Portfolio(21)(22).............     .10%          .25%         .07%       .42%          .07%         .35%         1.10%
MET INVESTORS SERIES TRUST-ETF
  PORTFOLIOS(3)(4)
Cyclical Growth and Income ETF
  Portfolio(23)(24).............     .45%          .25%         .11%       .81%          .01%         .80%         1.05%
Cyclical Growth ETF
  Portfolio(23)(24).............     .45%          .25%         .09%       .79%            0%         .79%         1.03%

NOTES:

(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.

(2) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.

(3) Our Affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund, including the Metropolitan Fund Asset Allocation Portfolios. Our Affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedule, as if fees had been in effect during the previous fiscal year.

(5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.

(6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

(7) This is a new share class for this Portfolio. Operating expenses are based on the expenses of the Class A shares of the Portfolio.

(8) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.

(9) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.04%.

(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.

(12) Other Expenses reflect the repayment of expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.

(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.

(14) Other Expenses reflect the repayment of expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.03%.

(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.244%.

(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio by .05%.

(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.

(18) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

(19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.293%.

(20) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

(21) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear it's pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

(22) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10%, excluding 12b- fees.

(23) Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The weighted average of the total operating expenses of the Underlying ETFs or other investment companies, based upon the allocation of assets as of December 31, 2006, were: 0.25% for the Cyclical Growth and Income ETF Portfolio, and 0.24% for the Cyclical Growth EFT Portfolio. The total operating expenses of the Portfolio, including the weighted average of the total operating expenses of the Underlying ETFs or other investment companies as of December 31, 2006, before any applicable fee waivers and expense reimbursements, were:
     1.06% for the Cyclical Growth and Income ETF Portfolio, and 1.03% for the Cyclical Growth ETF Portfolio. See the prospectus for the portfolios for a description of the allocation targets for each portfolio.

(24) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.55%, excluding 12b-1 fees.

(25) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
(a).................................................  $  919   $1,320    $1,729     $3,023
(b).................................................  $  833   $1,057    $1,266     $2,093

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):

                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
(a)..................................................   $274    $  839    $1,429     $3,023
(b)..................................................   $181    $  562    $  966     $2,093

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:

(1) The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.056% has been used. (See Note (1) to the first table on p. A-3.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-34).

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BOND FUND

     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.

     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

     AMERICAN FUNDS GROWTH FUND

     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.

     AMERICAN FUNDS GROWTH-INCOME FUND

     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.

     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO

     The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

     BLACKROCK BOND INCOME PORTFOLIO

     The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

     BLACKROCK DIVERSIFIED PORTFOLIO

     The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.

     BLACKROCK LARGE-CAP CORE PORTFOLIO (FORMERLY BLACKROCK LARGECAP PORTFOLIO)

     The BlackRock Large-Cap Core Portfolio's investment objective is long-term growth of capital and income.

     BLACKROCK LARGE-CAP CORE VALUE PORTFOLIO

     The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.

     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.

     BLACKROCK MONEY MARKET PORTFOLIO

     The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

     During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

     BLACKROCK STRATEGIC VALUE PORTFOLIO

     The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.

     DAVIS VENTURE VALUE PORTFOLIO

     The Davis Venture Value Portfolio's investment objective is growth of capital.

     FI INTERNATIONAL STOCK PORTFOLIO

     The FI International Stock Portfolio's investment objective is long-term growth of capital.

     FI LARGE CAP PORTFOLIO

     The FI Large Cap Portfolio's investment objective is long-term growth of capital.

     FI MID CAP OPPORTUNITIES PORTFOLIO

     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.

     FI VALUE LEADERS PORTFOLIO

     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.

     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.

     HARRIS OAKMARK INTERNATIONAL PORTFOLIO

     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.

     JANUS FORTY PORTFOLIO

     The Janus Forty Portfolio's investment objective is capital appreciation.

     JENNISON GROWTH PORTFOLIO

     The Jennison Growth Portfolio's investment objective is long-term growth of capital.

     LAZARD MID-CAP PORTFOLIO

     The Lazard Mid-Cap Portfolio's investment objective is long-term growth of capital.

     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (FORMERLY LEGG MASON AGGRESSIVE GROWTH PORTFOLIO WHICH WAS FORMERLY JANUS AGGRESSIVE GROWTH PORTFOLIO)

     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is capital appreciation.

     LEGG MASON VALUE EQUITY PORTFOLIO

     The Legg Mason Value Equity Portfolio's investment objective is long-term growth of capital.

     LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO

     The Lehman Brothers(R) Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers(R) Aggregate Bond Index.

     LOOMIS SAYLES SMALL CAP PORTFOLIO

     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

     LORD ABBETT BOND DEBENTURE PORTFOLIO

     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

     The MFS(R) Research International Portfolio's investment objective is capital appreciation.

     MFS(R) TOTAL RETURN PORTFOLIO

     The MFS(R) Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.

     MET/AIM SMALL CAP GROWTH PORTFOLIO

     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

     METLIFE MID CAP STOCK INDEX PORTFOLIO

     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

     METLIFE STOCK INDEX PORTFOLIO

     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO

     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").

     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

     The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.

     NEUBERGER BERMAN REAL ESTATE PORTFOLIO

     The Neuberger Berman Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

     The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.

     OPPENHEIMER GLOBAL EQUITY PORTFOLIO

     The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.

     PIMCO INFLATION PROTECTED BOND PORTFOLIO

     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with the preservation of capital and prudent investment management.

     PIMCO TOTAL RETURN PORTFOLIO

     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

     RCM TECHNOLOGY PORTFOLIO (FORMERLY RCM GLOBAL TECHNOLOGY PORTFOLIO)

     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

     RUSSELL 2000(R) INDEX PORTFOLIO

     The Russell 2000(R) Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.

     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.

     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.

     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.

     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.

                          ASSET ALLOCATION PORTFOLIOS

     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

     The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.

     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

     MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.

     METLIFE MODERATE ALLOCATION PORTFOLIO

     MetLife Moderate Allocation Portfolio's investment objective is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

     MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.

     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

     MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.

                        EXCHANGE TRADED FUNDS PORTFOLIOS

     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

     The Cyclical Growth and Income ETF Portfolio's investment objective is growth of capital and income.

     CYCLICAL GROWTH ETF PORTFOLIO

     The Cyclical Growth ETF Portfolio's investment objective is growth of capital.

INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Aggressive Growth................................    BlackRock Advisors, LLC(1)
BlackRock Bond Income......................................    BlackRock Advisors, LLC(1)
BlackRock Diversified......................................    BlackRock Advisors, LLC(1)
BlackRock Large Cap Value..................................    BlackRock Advisors, LLC(1)
BlackRock Legacy Large Cap Growth..........................    BlackRock Advisors, LLC(1)
BlackRock Money Market.....................................    BlackRock Advisors, LLC(1)
BlackRock Strategic Value..................................    BlackRock Advisors, LLC(1)
Davis Venture Value........................................    Davis Selected Advisers, L.P.(2)
FI International Stock.....................................    Fidelity Management & Research Company
FI Large Cap...............................................    Fidelity Management & Research Company
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company
FI Value Leaders...........................................    Fidelity Management & Research Company
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
Harris Oakmark Focused Value...............................    Harris Associates L.P.
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
Jennison Growth............................................    Jennison Associates LLC
Lehman Brothers(R) Aggregate Bond Index....................    MetLife Investment Advisors Company,
                                                               LLC(3)
Loomis Sayles Small Cap....................................    Loomis, Sayles & Company, L.P.
MFS(R) Total Return........................................    Massachusetts Financial Services Company
MetLife Mid Cap Stock Index................................    MetLife Investment Advisors Company,
                                                               LLC(3)
MetLife Stock Index........................................    MetLife Investment Advisors Company,
                                                               LLC(3)
Morgan Stanley EAFE(R) Index...............................    MetLife Investment Advisors Company,
                                                               LLC(3)
Neuberger Berman Mid Cap Value.............................    Neuberger Berman Management Inc.
Oppenheimer Global Equity..................................    OppenheimerFunds, Inc.
Russell 2000(R) Index......................................    MetLife Investment Advisors Company,
                                                               LLC(3)
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities......    Western Asset Management Company
Western Asset Management U.S. Government...................    Western Asset Management Company
MetLife Conservative Allocation(4).........................    N/A(4)
MetLife Conservative to Moderate Allocation(4).............    N/A(4)
MetLife Moderate Allocation(4).............................    N/A(4)
MetLife Moderate to Aggressive Allocation(4)...............    N/A(4)
MetLife Aggressive Allocation(4)...........................    N/A(4)

------------

(1)Effective September 28, 2006, BlackRock Advisors, LLC replaced BlackRock Advisors, Inc. as subadviser.

(2)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.

(3)Effective April 30, 2007, MetLife Investment Advisors Company, LLC replaced Metropolitan Life Insurance Company as subadviser.

(4)Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.

     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).

PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
BlackRock Large-Cap Core(1)................................    BlackRock Advisors, LLC
Janus Forty................................................    Janus Capital Management LLC
Harris Oakmark International...............................    Harris Associates L.P.
Lazard Mid-Cap.............................................    Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth(2)...................    ClearBridge Advisors, LLC(3)
Legg Mason Value Equity....................................    Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture.................................    Lord, Abbett & Co. LLC
MFS(R) Research International..............................    Massachusetts Financial Services Company
Met/AIM Small Cap Growth...................................    A I M Capital Management, Inc.
Neuberger Berman Real Estate...............................    Neuberger Berman Management Inc.
Oppenheimer Capital Appreciation...........................    OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond.............................    Pacific Investment Management Company
                                                               LLC
PIMCO Total Return.........................................    Pacific Investment Management Company
                                                               LLC
RCM Global Technology(4)...................................    RCM Capital Management LLC
T. Rowe Price Mid-Cap Growth...............................    T. Rowe Price Associates, Inc.
Cyclical Growth and Income ETF.............................    Gallatin Asset Management, Inc.
Cyclical Growth ETF........................................    Gallatin Asset Management, Inc.

------------

(1)Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio of the Metropolitan Fund merged with and into BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

(2)Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(3)Effective October 1, 2006, ClearBridge Advisors, LLC replaced Janus Capital Management LLC as subadviser.

(4)Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond........................................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A
American Funds Growth-Income...............................    N/A

     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:

     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock Bond
       Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the BlackRock Aggressive Growth, BlackRock Diversified, FI Large Cap, FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Lehman Brothers(R) Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, Harris Oakmark Large Cap Value and BlackRock Large Cap Value Portfolios;

     -- For the Met Investors Series Trust, we offer Class B shares for all
       Portfolios except the Harris Oakmark International Portfolio which is Class E, and the Legg Mason Value Equity Portfolio, which is Class A; and

     -- For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                                 THE CONTRACTS

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TRANSFER PRIVILEGE

     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap subaccounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.

     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin-Templeton Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving and Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain underlying Eligible Funds, we rely on the Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING

     GUARANTEED ACCOUNT. If you have selected an enhanced dollar cost averaging program, and if the selected day for a transfer from the guaranteed account to your selected subaccounts is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

SURRENDER AND LOAN PROCEEDS

     We will normally pay surrender and loan proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

SYSTEMATIC WITHDRAWALS

     If you have selected the Systematic Withdrawal feature and would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

      -- By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

      --   Through your Registered Representative

      -- In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

      --   By fax (515) 457-4301.

      -- For transfer or reallocation of future purchase payments, by Internet at http://www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these Federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate (15% in 2006) applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      --  made on or after the taxpayer reaches age 59 1/2;

      --  made on or after the death of an Owner;

      --  attributable to the taxpayer's becoming disabled;

      -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

      -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

     The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2007, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Loans. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.

     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year. We may also pay a commission when the Contract is annuitized. The amount of the commission payable upon annuitization will depend on several factors, including the number of years the Contract has been in force.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the Sales representative. Payments to the Managing Partners may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example stock options), training allowances, supplemental salary, payments based on a percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above. Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the Sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash compensation to their Sales representatives.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                               THE FIXED ACCOUNT

     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 3.0% but may be lower in your state and therefore may be lower for certain contracts).

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or

(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     Set forth below are accumulation unit values through December 31, 2006 for each Sub-Account of the New England Variable Annuity Separate Account.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account
  05/01/04* to 12/31/04.................................    33.837186       37.527489                0
  01/01/05 to 12/31/05..................................    37.527489       40.888321                0
  01/01/06 to 12/31/06..................................    40.888321       42.950645                1
BlackRock Bond Income Sub-Account
  04/19/95* to 12/31/95.................................     2.700549        3.037039            1,299
  01/01/96 to 12/31/96..................................     3.037039        3.134109            4,588
  01/01/97 to 12/31/97..................................     3.134109        3.428788            7,595
  01/01/98 to 12/31/98..................................     3.428788        3.688741           14,529
  01/01/99 to 12/31/99..................................     3.688741        3.622325           14,185
  01/01/00 to 12/31/00..................................     3.622325        3.865022           12,000
  01/01/01 to 12/31/01..................................     3.865022        4.148726           11,591
  01/01/02 to 12/31/02..................................     4.148726        4.439035           10,326
  01/01/03 to 12/31/03..................................     4.439035        4.635857            7,849
  01/01/04 to 12/31/04..................................     4.635857        4.776225            6,091
  01/01/05 to 12/31/05..................................     4.776225        4.826075            4,782
  01/01/06 to 12/31/06..................................     4.826075        4.971634            3,953
BlackRock Diversified Sub-Account
  05/01/04* to 12/31/04.................................    35.648033       38.474665                5
  01/01/05 to 12/31/05..................................    38.474665       39.030259                2
  01/01/06 to 12/31/06..................................    39.030259       42.453752                1
BlackRock Large-Cap Core Sub-Account(9) (formerly
  BlackRock Large Cap Sub-Account and before that,
  BlackRock Investment Trust Sub-Account)
  05/01/01* to 12/31/01.................................     7.438047        6.526184               15
  01/01/02 to 12/31/02..................................     6.526184        4.746347               15
  01/01/03 to 12/31/03..................................     4.746347        6.083176               18
  01/01/04 to 12/31/04..................................     6.083176        6.637413               20
  01/01/05 to 12/31/05..................................     6.637413        6.765857               13
  01/01/06 to 12/31/06..................................     6.765857        7.598828               16
BlackRock Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.000000        0.792674              128
  01/01/03 to 12/31/03..................................     0.792674        1.058977              362
  01/01/04 to 12/31/04..................................     1.058977        1.183913              529
  01/01/05 to 12/31/05..................................     1.183913        1.234553              506
  01/01/06 to 12/31/06..................................     1.234553        1.451955              449

---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/95* to 12/31/95.................................     1.091430        1.402375            3,908
  01/01/96 to 12/31/96..................................     1.402375        1.565675           18,547
  01/01/97 to 12/31/97..................................     1.565675        1.940577           32,284
  01/01/98 to 12/31/98..................................     1.940577        2.829403           49,761
  01/01/99 to 12/31/99..................................     2.829403        3.744249           56,626
  01/01/00 to 12/31/00..................................     3.744249        3.188694           53,630
  01/01/01 to 12/31/01..................................     3.188694        2.767486           43,123
  01/01/02 to 12/31/02..................................     2.767486        1.824580           32,418
  01/01/03 to 12/31/03..................................     1.824580        2.432889           26,070
  01/01/04 to 12/31/04..................................     2.432889        2.611739           20,867
  01/01/05 to 12/31/05..................................     2.611739        2.757292           16,284
  01/01/06 to 12/31/06..................................     2.757292        2.832779           12,406
BlackRock Money Market Sub-Account
  04/19/95* to 12/31/95.................................     1.834830        1.889065            2,759
  01/01/96 to 12/31/96..................................     1.889065        1.959126            9,258
  01/01/97 to 12/31/97..................................     1.959126        2.036045            8,797
  01/01/98 to 12/31/98..................................     2.036045        2.114493           14,711
  01/01/99 to 12/31/99..................................     2.114493        2.189734           14,979
  01/01/00 to 12/31/00..................................     2.189734        2.294889           10,956
  01/01/01 to 12/31/01..................................     2.294889        2.353490           11,966
  01/01/02 to 12/31/02..................................     2.353490        2.354852           12,322
  01/01/03 to 12/31/03..................................     2.354852        2.342007            6,242
  01/01/04 to 12/31/04..................................     2.342007        2.333289            4,416
  01/01/05 to 12/31/05..................................     2.333289        2.368696            3,441
  01/01/06 to 12/31/06..................................     2.368696        2.449470            3,565
BlackRock Strategic Value Sub-Account
  01/22/01* to 12/31/01.................................     1.234067        1.400918            4,563
  01/01/02 to 12/31/02..................................     1.400918        1.087462            6,425
  01/01/03 to 12/31/03..................................     1.087462        1.610821            6,085
  01/01/04 to 12/31/04..................................     1.610821        1.832998            5,774
  01/01/05 to 12/31/05..................................     1.832998        1.883604            4,282
  01/01/06 to 12/31/06..................................     1.883604        2.169313            2,938

---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95.................................     1.071598        1.323183            3,798
  01/01/96 to 12/31/96..................................     1.323183        1.642613           17,783
  01/01/97 to 12/31/97..................................     1.642613        2.163463           39,083
  01/01/98 to 12/31/98..................................     2.163463        2.442138           57,831
  01/01/99 to 12/31/99..................................     2.442138        2.831476           58,967
  01/01/00 to 12/31/00..................................     2.831476        3.058670           56,016
  01/01/01 to 12/31/01..................................     3.058670        2.681119           48,321
  01/01/02 to 12/31/02..................................     2.681119        2.212079           38,529
  01/01/03 to 12/31/03..................................     2.212079        2.856131           32,039
  01/01/04 to 12/31/04..................................     2.856131        3.166266           26,622
  01/01/05 to 12/31/05..................................     3.166266        3.445613           21,160
  01/01/06 to 12/31/06..................................     3.445613        3.895200           16,796
FI International Stock Sub-Account(5)
  (formerly Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95.................................     1.219265        1.264600            2,523
  01/01/96 to 12/31/96..................................     1.264600        1.330771           10,944
  01/01/97 to 12/31/97..................................     1.330771        1.295867           18,722
  01/01/98 to 12/31/98..................................     1.295867        1.371486           24,795
  01/01/99 to 12/31/99..................................     1.371486        1.686150           23,222
  01/01/00 to 12/31/00..................................     1.686150        1.493953           24,922
  01/01/01 to 12/31/01..................................     1.493953        1.170310           21,118
  01/01/02 to 12/31/02..................................     1.170310        0.952605           16,851
  01/01/03 to 12/31/03..................................     0.952605        1.203392           13,909
  01/01/04 to 12/31/04..................................     1.203392        1.403215           11,323
  01/01/05 to 12/31/05..................................     1.403215        1.633696            9,164
  01/01/06 to 12/31/06..................................     1.633696        1.877631            7,482
FI Large Cap Sub-Account
  05/01/06 to 12/31/06..................................    17.174056       17.379668                0
FI Mid Cap Opportunities Sub-Account(3)
  (formerly Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01.................................     2.599143        1.552375              593
  01/01/02 to 12/31/02..................................     1.552375        1.084732              299
  01/01/03 to 12/31/03..................................     1.084732        1.437015              337
  01/01/04 to 12/31/04..................................     1.437015        1.656255              581
  01/01/05 to 12/31/05..................................     1.656255        1.742990              401
  01/01/06 to 12/31/06..................................     1.742990        1.918448              298
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02.................................     1.000000        0.810636               16
  01/01/03 to 12/31/03..................................     0.810636        1.136382              222
  01/01/04 to 04/30/04..................................     1.136382        1.126280              288

---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95.................................     1.193057        1.485762            2,885
  01/01/96 to 12/31/96..................................     1.485762        1.730922            9,527
  01/01/97 to 12/31/97..................................     1.730922        2.279329           18,638
  01/01/98 to 12/31/98..................................     2.279329        2.798615           35,465
  01/01/99 to 12/31/99..................................     2.798615        3.019311           40,407
  01/01/00 to 12/31/00..................................     3.019311        2.825493           33,874
  01/01/01 to 12/31/01..................................     2.825493        2.399187           27,130
  01/01/02 to 12/31/02..................................     2.399187        1.906333           20,628
  01/01/03 to 12/31/03..................................     1.906333        2.387056           16,145
  01/01/04 to 12/31/04..................................     2.387056        2.678230           13,091
  01/01/05 to 12/31/05..................................     2.678230        2.925027           10,163
  01/01/06 to 12/31/06..................................     2.925027        3.230226            8,413
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     1.000000        0.880003              645
  01/01/02 to 12/31/02..................................     0.880003        0.624736              823
  01/01/03 to 12/31/03..................................     0.624736        0.891284            1,340
  01/01/04 to 12/31/04..................................     0.891284        0.977320            1,278
  01/01/05 to 12/31/05..................................     0.977320        1.006592              806
  01/01/06 to 12/31/06..................................     1.006592        1.089662              620
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95.................................     1.201698        1.438865            2,010
  01/01/96 to 12/31/96..................................     1.438865        1.669358            9,083
  01/01/97 to 12/31/97..................................     1.669358        1.932280           15,872
  01/01/98 to 12/31/98..................................     1.932280        1.802285           17,610
  01/01/99 to 12/31/99..................................     1.802285        1.784358           19,212
  01/01/00 to 12/31/00..................................     1.784358        2.120229           16,342
  01/01/01 to 12/31/01..................................     2.120229        2.672703           14,395
  01/01/02 to 12/31/02..................................     2.672703        2.403843           17,343
  01/01/03 to 12/31/03..................................     2.403843        3.146117           13,696
  01/01/04 to 12/31/04..................................     3.146117        3.412124           11,273
  01/01/05 to 12/31/05..................................     3.412124        3.702507            8,748
  01/01/06 to 12/31/06..................................     3.702507        4.107923            6,778
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02.................................     1.059909        0.884317               17
  01/01/03 to 12/31/03..................................     0.884317        1.179141              322
  01/01/04 to 12/31/04..................................     1.179141        1.403956            1,417
  01/01/05 to 12/31/05..................................     1.403956        1.582899            1,626
  01/01/06 to 12/31/06..................................     1.582899        2.014401            1,779
Harris Oakmark Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.186098        0.973174              834
  01/01/03 to 12/31/03..................................     0.973174        1.203425            1,137
  01/01/04 to 12/31/04..................................     1.203425        1.321295            1,194
  01/01/05 to 12/31/05..................................     1.321295        1.283517            1,083
  01/01/06 to 12/31/06..................................     1.283517        1.493445              540

---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Jennison Growth Sub-Account(6)
  (formerly Met/Putnam Voyager Sub-Account)
  05/01/00* to 12/31/00.................................     1.000000        0.723482            1,745
  01/01/01 to 12/31/01..................................     0.723482        0.493718            2,323
  01/01/02 to 12/31/02..................................     0.493718        0.346263            1,943
  01/01/03 to 12/31/03..................................     0.346263        0.430125            1,673
  01/01/04 to 12/31/04..................................     0.430125        0.445480            1,294
  01/01/05 to 04/30/05..................................     0.445480        0.410028            1,066
Jennison Growth Sub-Account
  05/01/05* to 12/31/05.................................     0.411193        0.495120              820
  01/01/06 to 12/31/06..................................     0.495120        0.501963              828
Lazard Mid-Cap Sub-Account
  05/01/02* to 12/31/02.................................     1.140016        0.967182              166
  01/01/03 to 12/31/03..................................     0.967182        1.203979              321
  01/01/04 to 12/31/04..................................     1.203979        1.358861              400
  01/01/05 to 12/31/05..................................     1.358861        1.448732              294
  01/01/06 to 12/31/06..................................     1.448732        1.639116              241
Legg Mason Partners Aggressive Growth Sub-Account(8)(11)
  (formerly Legg Mason Aggressive Growth Sub-Account
  which was formerly Janus Aggressive Growth
  Sub-Account, and, before that, Janus Growth
  Sub-Account)
  05/01/01* to 12/31/01.................................     1.000000        0.774950              467
  01/01/02 to 12/31/02..................................     0.774950        0.528917              448
  01/01/03 to 12/31/03..................................     0.528917        0.677855              480
  01/01/04 to 12/31/04..................................     0.677855        0.725187              298
  01/01/05 to 12/31/05..................................     0.725187        0.812625              408
  01/01/06 to 12/31/06..................................     0.812625        0.787821              336
Legg Mason Value Equity Sub-Account(2)
  (formerly MFS(R) Investors Trust Sub-Account
  and, before that, MFS(R) Research Managers
  Sub-Account)
  07/01/99* to 12/31/99.................................     1.058573        1.187199            1,847
  01/01/00 to 12/31/00..................................     1.187199        1.128742            8,233
  01/01/01 to 12/31/01..................................     1.128742        0.880195            5,193
  01/01/02 to 12/31/02..................................     0.880195        0.658956            3,627
  01/01/03 to 12/31/03..................................     0.658956        0.806814            3,018
  01/01/04 to 04/30/04..................................     0.806814        0.822299            2,883

---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Legg Mason Value Equity Sub-Account(7)
  (formerly MFS(R) Investors Trust Sub-Account)
  07/01/99* to 12/31/99.................................     1.025647        1.019236            2,303
  01/01/00 to 12/31/00..................................     1.019236        1.004142            3,719
  01/01/01 to 12/31/01..................................     1.004142        0.832779            3,188
  01/01/02 to 12/31/02..................................     0.832779        0.655545            2,445
  01/01/03 to 12/31/03..................................     0.655545        0.788060            1,763
  01/01/04 to 12/31/04..................................     0.788060        0.865864            3,733
  01/01/05 to 12/31/05..................................     0.865864        0.916386            3,102
  01/01/06 to 12/31/06..................................     0.916386        0.959415                0
Legg Mason Value Equity Sub-Account
  05/01/06 to 12/31/06..................................     0.954761        1.025283            2,145
Lehman Brothers(R) Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01.................................     1.077060        1.130647            1,823
  01/01/02 to 12/31/02..................................     1.130647        1.226382            3,457
  01/01/03 to 12/31/03..................................     1.226382        1.250846            2,633
  01/01/04 to 12/31/04..................................     1.250846        1.281466            2,355
  01/01/05 to 12/31/05..................................     1.281466        1.287755            2,032
  01/01/06 to 12/31/06..................................     1.287755        1.318979            1,752
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95.................................     1.010468        1.219226            2,427
  01/01/96 to 12/31/96..................................     1.219226        1.571807            9,083
  01/01/97 to 12/31/97..................................     1.571807        1.936137           26,450
  01/01/98 to 12/31/98..................................     1.936137        1.877786           35,171
  01/01/99 to 12/31/99..................................     1.877786        2.440858           30,705
  01/01/00 to 12/31/00..................................     2.440858        2.534666           12,155
  01/01/01 to 12/31/01..................................     2.534666        2.279741           26,119
  01/01/02 to 12/31/02..................................     2.279741        1.764311           19,731
  01/01/03 to 12/31/03..................................     1.764311        2.375446           16,319
  01/01/04 to 12/31/04..................................     2.375446        2.727533           13,564
  01/01/05 to 12/31/05..................................     2.727533        2.877461           10,924
  01/01/06 to 12/31/06..................................     2.877461        3.312505            8,574
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01.................................     1.389438        1.374719              103
  01/01/02 to 12/31/02..................................     1.374719        1.348509              616
  01/01/03 to 12/31/03..................................     1.348509        1.585323            1,265
  01/01/04 to 12/31/04..................................     1.585323        1.691738            1,162
  01/01/05 to 12/31/05..................................     1.691738        1.694040              986
  01/01/06 to 12/31/06..................................     1.694040        1.824279              876

---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
MFS(R) Research International Sub-Account
  05/01/01* to 12/31/01.................................     0.972280        0.848201              201
  01/01/02 to 12/31/02..................................     0.848201        0.738048              313
  01/01/03 to 12/31/03..................................     0.738048        0.961525              518
  01/01/04 to 12/31/04..................................     0.961525        1.134143              840
  01/01/05 to 12/31/05..................................     1.134143        1.302739              992
  01/01/06 to 12/31/06..................................     1.302739        1.626745              978
MFS(R) Total Return Sub-Account(1)
  (formerly Balanced Sub-Account)
  04/19/95* to 12/31/95.................................     1.073645        1.227281            3,848
  01/01/96 to 12/31/96..................................     1.227281        1.415482           17,356
  01/01/97 to 12/31/97..................................     1.415482        1.622453           33,627
  01/01/98 to 12/31/98..................................     1.622453        1.746518           49,657
  01/01/99 to 12/31/99..................................     1.746518        1.635868           44,498
  01/01/00 to 12/31/00..................................     1.635868        1.583103           34,052
  01/01/01 to 12/31/01..................................     1.583103        1.492281           29,176
  01/01/02 to 12/31/02..................................     1.492281        1.272895           22,180
  01/01/03 to 12/31/03..................................     1.272895        1.503906           18,686
  01/01/04 to 04/30/04..................................     1.503906        1.491745           17,780
MFS(R) Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04.................................    38.119840       41.490362              830
  01/01/05 to 12/31/05..................................    41.490362       42.144039              467
  01/01/06 to 12/31/06..................................    42.144039       46.585191              379
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02.................................     1.122499        0.847816              248
  01/01/03 to 12/31/03..................................     0.847816        1.161543              395
  01/01/04 to 12/31/04..................................     1.161543        1.219639              334
  01/01/05 to 12/31/05..................................     1.219639        1.302794              161
  01/01/06 to 12/31/06..................................     1.302794        1.467670              140
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     1.036337        1.030603              688
  01/01/02 to 12/31/02..................................     1.030603        0.863156              764
  01/01/03 to 12/31/03..................................     0.863156        1.145805              925
  01/01/04 to 12/31/04..................................     1.145805        1.308103            1,018
  01/01/05 to 12/31/05..................................     1.308103        1.445754            1,012
  01/01/06 to 12/31/06..................................     1.445754        1.566577              598
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     4.149787        3.528064              491
  01/01/02 to 12/31/02..................................     3.528064        2.696977              795
  01/01/03 to 12/31/03..................................     2.696977        3.402464              845
  01/01/04 to 12/31/04..................................     3.402464        3.701757              723
  01/01/05 to 12/31/05..................................     3.701757        3.812071              643
  01/01/06 to 12/31/06..................................     3.812071        4.332252              466

---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/01* to 12/31/01.................................     1.102261        0.852904              430
  01/01/02 to 12/31/02..................................     0.852904        0.700428              790
  01/01/03 to 12/31/03..................................     0.700428        0.948112              931
  01/01/04 to 12/31/04..................................     0.948112        1.115629            1,104
  01/01/05 to 12/31/05..................................     1.115629        1.243057              930
  01/01/06 to 12/31/06..................................     1.243057        1.538514            1,346
Neuberger Berman Mid Cap Value Sub-Account
  05/01/01 to 12/31/01..................................     1.542542        1.503118               80
  01/01/02 to 12/31/02..................................     1.503118        1.335950              677
  01/01/03 to 12/31/03..................................     1.335950        1.794695              823
  01/01/04 to 12/31/04..................................     1.794695        2.171797            1,209
  01/01/05 to 12/31/05..................................     2.171797        2.398337            1,532
  01/01/06 to 12/31/06..................................     2.398337        2.631226            1,221
Neuberger Berman Real Estate Sub-Account
  05/01/04* to 12/31/04.................................     9.998890       12.837948              124
  01/01/05 to 12/31/05..................................    12.837948       14.349118               76
  01/01/06 to 12/31/06..................................    14.349118       19.477708              144
Oppenheimer Capital Appreciation Sub-Account
  05/01/05* to 12/31/05.................................     7.964216        8.650849                1
  01/01/06 to 12/31/06..................................     8.650849        9.185190               13
Oppenheimer Global Equity Sub-Account
  05/01/04* to 12/31/04.................................    12.798623       14.768490                1
  01/01/05 to 12/31/05..................................    14.768490       16.899352                7
  01/01/06 to 12/31/06..................................    16.899352       19.399664               17
PIMCO Inflation Protection Bond Sub-Account
  05/01/06 to 12/31/06..................................    11.011996       11.123317                1
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01.................................     1.001108        1.054196            1,690
  01/01/02 to 12/31/02..................................     1.054196        1.136808            8,272
  01/01/03 to 12/31/03..................................     1.136808        1.169859            7,285
  01/01/04 to 12/31/04..................................     1.169859        1.211615            6,170
  01/01/05 to 12/31/05..................................     1.211615        1.222281            4,692
  01/01/06 to 12/31/06..................................     1.222281        1.260416            3,957
RCM Technology Sub-Account(10)
  (formerly RCM Global Technology Sub-Account)
  05/01/01* to 12/31/01.................................     0.822604        0.609654              343
  01/01/02 to 12/31/02..................................     0.609654        0.296337              388
  01/01/03 to 12/31/03..................................     0.296337        0.460681            1,379
  01/01/04 to 12/31/04..................................     0.460681        0.434889              741
  01/01/05 to 12/31/05..................................     0.434889        0.476338              525
  01/01/06 to 12/31/06..................................     0.476338        0.495094              330

---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Russell 2000(R) Index Sub-Account
  01/22/01* to 12/31/01.................................     1.202699        1.186357              745
  01/01/02 to 12/31/02..................................     1.186357        0.929122            1,086
  01/01/03 to 12/31/03..................................     0.929122        1.335704            1,243
  01/01/04 to 12/31/04..................................     1.335704        1.547069            1,268
  01/01/05 to 12/31/05..................................     1.547069        1.592021            1,161
  01/01/06 to 12/31/06..................................     1.592021        1.846872              863
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.119764        1.213800              379
  01/01/05 to 12/31/05..................................     1.213800        1.273345              690
  01/01/06 to 12/31/06..................................     1.273345        1.418156              357
T. Rowe Price Mid-Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     0.981160        0.824101              678
  01/01/02 to 12/31/02..................................     0.824101        0.455019            1,467
  01/01/03 to 12/31/03..................................     0.455019        0.613403            2,378
  01/01/04 to 12/31/04..................................     0.613403        0.713018            3,130
  01/01/05 to 12/31/05..................................     0.713018        0.806381            2,310
  01/01/06 to 12/31/06..................................     0.806381        0.844638            3,167
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.242603        1.325197               28
  01/01/05 to 12/31/05..................................     1.325197        1.447557               90
  01/01/06 to 12/31/06..................................     1.447557        1.480039              178
Western Asset Management Strategic Bond Opportunities
  Sub-Account
  04/19/95* to 12/31/95.................................     1.031165        1.158823            1,975
  01/01/96 to 12/31/96..................................     1.158823        1.307292           11,146
  01/01/97 to 12/31/97..................................     1.307292        1.432601           23,303
  01/01/98 to 12/31/98..................................     1.432601        1.442191           34,842
  01/01/99 to 12/31/99..................................     1.442191        1.443394           30,999
  01/01/00 to 12/31/00..................................     1.443394        1.526867           25,512
  01/01/01 to 12/31/01..................................     1.526867        1.609033           22,565
  01/01/02 to 12/31/02..................................     1.609033        1.740077           18,952
  01/01/03 to 12/31/03..................................     1.740077        1.933430           16,461
  01/01/04 to 12/31/04..................................     1.933430        2.033569           13,608
  01/01/05 to 12/31/05..................................     2.033569        2.063218           10,925
  01/01/06 to 12/31/06..................................     2.063218        2.138547            8,683

---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Western Asset Management U.S. Government Sub-Account
  04/19/95* to 12/31/95.................................     1.046872        1.139109            2,122
  01/01/96 to 12/31/96..................................     1.139109        1.160957            5,512
  01/01/97 to 12/31/97..................................     1.160957        1.242399            8,346
  01/01/98 to 12/31/98..................................     1.242399        1.318989           15,795
  01/01/99 to 12/31/99..................................     1.318989        1.303556           14,531
  01/01/00 to 12/31/00..................................     1.303556        1.420573           12,155
  01/01/01 to 12/31/01..................................     1.420573        1.495769           13,182
  01/01/02 to 12/31/02..................................     1.495769        1.592943           14,306
  01/01/03 to 12/31/03..................................     1.592943        1.597944           10,010
  01/01/04 to 12/31/04..................................     1.597944        1.623851            7,583
  01/01/05 to 12/31/05..................................     1.623851        1.629753            5,834
  01/01/06 to 12/31/06..................................     1.629753        1.674873            4,314
MetLife Conservative Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998890       10.303196                0
  01/01/06 to 12/31/06..................................    10.303196       10.865903                0
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/05* to 12/31/05*................................     9.998890       10.521194                3
  01/01/06 to 12/31/06..................................    10.521194       11.358570               22
MetLife Moderate Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998890       10.752070               33
  01/01/06 to 12/31/06..................................    10.752070       11.864211               50
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998890       10.978002               23
  01/01/06 to 12/31/06..................................    10.978002       12.370963                6
MetLife Aggressive Sub-Account
  05/01/05 to 12/31/05..................................     9.998890       11.154317                0
  01/01/06 to 12/31/06..................................    11.154317       12.728431                5
Cyclical Growth and Income ETF Sub-Account
  05/01/06 to 12/31/06..................................    10.516543       11.167932                0
Cyclical Growth ETF Sub-Account
  05/01/06 to 12/31/06..................................    10.707472       11.422896                0

                                                                  1.60% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
American Funds Bond Sub-Account
  05/01/2006* to 12/31/2006.............................    14.560847       15.263925                4
---------------
* Date on which the Sub-Account first became available.

                                                                  1.60% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01.................................     1.478936        1.345023              406
  01/01/02 to 12/31/02..................................     1.345023        1.071466              620
  01/01/03 to 12/31/03..................................     1.071466        1.618923              767
  01/01/04 to 12/31/04..................................     1.618923        1.925838              864
  01/01/05 to 12/31/05..................................     1.925838        2.375872              908
  01/01/06 to 12/31/06..................................     2.375872        2.900704            1,389
American Funds Growth-Income Sub-Account
  05/01/01* to 12/31/01.................................     8.544177        8.240125              524
  01/01/02 to 12/31/02..................................     8.240125        6.621684              865
  01/01/03 to 12/31/03..................................     6.621684        8.629786            1,100
  01/01/04 to 12/31/04..................................     8.629786        9.373505            1,145
  01/01/05 to 12/31/05..................................     9.373505        9.763169              953
  01/01/06 to 12/31/06..................................     9.763169       11.069431              767
American Funds Growth Sub-Account
  05/01/01* to 12/31/01.................................    13.039200       11.078414              298
  01/01/02 to 12/31/02..................................    11.078414        8.236223              640
  01/01/03 to 12/31/03..................................     8.236223       11.089070              841
  01/01/04 to 12/31/04..................................    11.089070       12.276345              905
  01/01/05 to 12/31/05..................................    12.276345       14.038347              783
  01/01/06 to 12/31/06..................................    14.038347       15.227786              672

------------

* Date on which the Sub-Account first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution.

 (6) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (7) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (8) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (9) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(10) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

(11) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                    CONTRACTS USED
                                                  WITH TAX QUALIFIED   ALL OTHER
JURISDICTION                                       RETIREMENT PLANS    CONTRACTS
------------                                      ------------------   ---------
California                                               0.50%*          2.35%
Florida                                                  1.00%           1.00%
Maine                                                      --            2.00%
Nevada                                                     --            3.50%
South Dakota                                               --            1.25%
West Virginia                                            1.00%           1.00%
Wyoming                                                    --            1.00%

------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                         FOR THE AMERICAN GROWTH SERIES

                                                                PAGE
                                                                -----
THE COMPANY AND THE VARIABLE ACCOUNT........................    II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................    II-3
INVESTMENT ADVICE...........................................    II-3
DISTRIBUTION OF THE CONTRACTS...............................    II-5
CALCULATION OF PERFORMANCE DATA.............................    II-6
CALCULATION OF YIELDS.......................................    II-7
NET INVESTMENT FACTOR.......................................    II-8
ANNUITY PAYMENTS............................................    II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........    II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........    II-10
THE FIXED ACCOUNT...........................................    II-11
TAX STATUS OF THE CONTRACTS.................................    II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............    II-12
LEGAL MATTERS...............................................    II-13
FINANCIAL STATEMENTS........................................    1

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:
                                   Name
      -------------------------             --------------------------------------
      Contract Number
                                   Address  --------------------------------------
      -------------------------
      Signature                             --------------------------------------
                                            Zip